COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 1/30/2025 9:50:02 AM

SitusAMC Loan ID	Customer Loan ID	Deal ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	4350111550	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	The subject property is in a FEMA disaster area. Missing post inspection report after most recent disaster declared on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	Reviewer Comment (2024-10-09): Disaster inspection report provided post declaration but pre declaration end date. Seller Comment (2024-10-08): (Rate Lock) Please downgrade to an EV2 and waive this condition. Seller Comment (2024-10-08): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111563	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Calculated Debt Service Coverage Ratio of XXXX does not meet Guideline Debt Service Coverage Ratio 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111563	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Minimum FICO score of XXXX required for Escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors provided. Seller Comment (2024-11-25): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111563	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The payoff listed on title for the subject property is greater than the payoff reflected on the final CD. Partial claim release required.				Reviewer Comment (2024-12-04): Executed CDs for all 3 units provided. Amount sufficient to cover total lien payoff. Seller Comment (2024-11-25): (Rate Lock) The subject properties are condos in a 3 unit project which the borrower owns the whole project (both unit). The borrower is now refinancing all units but they were previously under 1 note. Since the project is 3 units we cannot lend on all units with 1 mortgage so we refinanced them individually and paid off the original lien split through the three transactions.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111562	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The payoff in file is less than the mortgage amount listed on the title in file. Partial claim release required.	Reviewer Comment (2024-12-04): 3 unit project and borrower owns all 3 units under one mortgage. Borrower refinancing each unit individually and paid off the original lien split through the three transactions.

Seller Comment (2024-11-25): (Rate Lock) (Rate Lock) The subject properties are condos in a 3 unit project which the borrower owns the whole project (both unit). The borrower is now refinancing all units but they were previously under 1 note. Since the project is 3 units we cannot lend on all units with 1 mortgage so we refinanced them individually and paid off the original lien split through the three transactions.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111562	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Minimum XXXX credit score required for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X12 housing history 1 year PPP	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors. Seller Comment (2024-11-26): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111562	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rate term refinance with DSCR <1 at XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X12 housing history 1 year PPP	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors. Seller Comment (2024-11-26): (Rate Lock) Exception provided Reviewer Comment (2024-11-07): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111564	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Calculated Debt Service Coverage Ration of XXXX does not meet guideline Debt Service Coverage Ratio 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. 0x30x12 month housing history.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-09): (Rate Lock) Provided Reviewer Comment (2024-12-06): No supporting documents received for comp factor. Exception remains. Seller Comment (2024-12-04): (Rate Lock) provided with updated comp factors Reviewer Comment (2024-11-07): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111564	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	An Escrow Waiver requires a 720 FICO and the Borrower has a XXXX FICO.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. 0x30x12 month housing history.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-09): (Rate Lock) Provided Reviewer Comment (2024-12-06): No supporting documents received for comp factor. Exception remains. Seller Comment (2024-12-04): (Rate Lock) provided with updated comp factors	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111564	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Loan Amount listed on the Note was $XXXX and the coverage amount listed on the Title was $XXXX				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-04): (Rate Lock) Accept the eV2 2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111564	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The payoff listed on the final CD in file is < the loan amount listed on the title in file. Partial claim release required.	Reviewer Comment (2024-12-04): 3 unit project and borrower owns all 3 units under one mortgage and is refinancing them individually and paid off the original lien split through the three transactions.

Seller Comment (2024-11-26): (Rate Lock) (Rate Lock) (Rate Lock) The subject properties are condos in a 3 unit project which the borrower owns the whole project (both unit). The borrower is now refinancing all units but they were previously under 1 note. Since the project is 3 units we cannot lend on all units with 1 mortgage so we refinanced them individually and paid off the original lien split through the three transactions.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111510	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DSCR ratio of XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: 4 Years of Experience.	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111510	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject loan payoff does not cover loan amount reflected on title in file. Partial claim release required.	Reviewer Comment (2024-11-19): Cleared, borrower owns both units and payoff reflected for other unit with simultaneous transaction.

Seller Comment (2024-11-10): (Rate Lock) The subject properties are condos in a 2 unit project which the borrower owns the whole project (both unit). It seems like they were built in XXXX and the borrower bought the project in XXXX and took out a loan for $XXXX through XXXX. The borrower is now refinancing both units but they were previously under 1 note. Since the project is 2 units we cannot lend on both units with 1 mortgage so we refinanced them individually and paid off the original $XXXX lien split through both transactions. Appraisal, CD, title and payoff from con-current file.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111457	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	Reviewer Comment (2024-10-28): Documents received, system cleared.

Seller Comment (2024-10-24): (Rate Lock) Page 2 of the credit report does not list any alerts (I see five open mortgage accounts listed, but no alerts). The only alert listed in the credit report is that XXXX has no OFAC record which can be found on page 1 of the report and shouldn't need an explanation. Are you referencing a different report? Please advise. Attaching the credit report I am seeing on my end.

Reviewer Comment (2024-10-23): High alert listed on pg 2 of the report in regards to property ownership. Guidelines state: A copy of the findings report must be provided in the loan file along with any documentation (LOE) resolving any deficiencies or red flags noted.

Seller Comment (2024-10-21): (Rate Lock) Please provide a list of red flags not addressed. Using XXXX DSCR guidelines, I find no items that need to be addressed from the credit or background report for the sponsor XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111457	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide final title as loan amount on title is > than payoff of subject property or partial claim release.	Reviewer Comment (2024-10-28): Document provided. Title policy coverage equal to loan amount.

Seller Comment (2024-10-24): (Rate Lock) I think the status on this needs to be flipped. The comment from the reviewer shows the exception cleared so I am not sure why this was set back to Open status with the seller. Thanks!

Reviewer Comment (2024-10-23): Email from Title co confirming final title will not reflect blanket mortgage, exception cleared.

Seller Comment (2024-10-21): (Rate Lock) Please see attached payoff confirming Lot 15 is being released (subject property according to legal description on title) as well as confirmation from title that the release of lien is partial (each property on original portfolio loan is being paid off separately). The recorded partial release of mortgage was sent for recording and will be sent to the loan buyer as a trailing document
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111458	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business funds were used for closing/reserves and the Borrower's are not sole owners of the business as required guidelines.				Reviewer Comment (2024-11-04): Personal bank accounts provided, exception cleared. Seller Comment (2024-10-30): (Rate Lock) Please see attached checking acct #XXXX from sponsor XXXX showing enough liquid for reserves requirement Reviewer Comment (2024-10-23): Per the operating agreement in file the Guarantors are each 25% owner of the LLC. Seller Comment (2024-10-21): (Rate Lock) The borrower is XXXX (see attached note) and the business funds belong to XXXX (see attached bank statements). The borrower is the sole owner of the funds.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111458	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final title required as mortgage reflected on title is > mortgage amount being paid off at closing or provide partial claim release.				Reviewer Comment (2024-10-23): Confirmation from title co blanket mortgage will not appear on final title, exception cleared. Seller Comment (2024-10-21): (Rate Lock) Please see attached payoff confirming XXXX is being released (subject property according to legal description on title) as well as confirmation from title that the release of lien is partial (each property on original portfolio loan is being paid off separately). The recorded partial release of mortgage was sent for recording and will be sent to the loan buyer as a trailing document	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111459	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final title required as payoff of mortgage on title is > the payoff of the subject property or partial claim release.				Reviewer Comment (2024-10-23): Email from title co. blanket mortgage will not be reflected on final title policy, exception cleared. Seller Comment (2024-10-21): (Rate Lock) Please see attached payoff confirming XXXX is being released (subject property according to legal description on title) as well as confirmation from title that the release of lien is partial (each property on original portfolio loan is being paid off separately). The recorded partial release of mortgage was sent for recording and will be sent to the loan buyer as a trailing document	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111460	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide final title as mortgage reflected on title is > the subject mortgage being paid off or provide partial claim release.				Reviewer Comment (2024-10-23): Email from title co confirming blanket mortgage will not be reflected on final title, exception cleared. Seller Comment (2024-10-21): (Rate Lock) Please see attached payoff confirming Lot 13 is being released (subject property according to legal description on title) as well as confirmation from title that the release of lien is partial (each property on original portfolio loan is being paid off separately). The recorded partial release of mortgage was sent for recording and will be sent to the loan buyer as a trailing document	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111584	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 70.00000%.	DSCR LTV capped at XXXX% Vacant Property non Warrantable condo, approved exception to allow XXXX% LTV.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111511	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The payoff reflected on the closing CD in file is < the loan amount reflected on title. Partial claim release required.	Reviewer Comment (2024-11-19): Borrower owns both units and closing documents from simultaneous closing in file reflecting payoff of lien.

Seller Comment (2024-11-10): (Rate Lock)  The subject properties are condos in a 2 unit project which the borrower owns the whole project (both unit). It seems like they were built inXXXX and the borrower bought the project in XXXX and took out a loan for $XXXX through XXXX. The borrower is now refinancing both units but they were previously under 1 note. Since the project is 2 units we cannot lend on both units with 1 mortgage so we refinanced them individually and paid off the original $XXXX lien split through both transactions. Con-current supporting docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111511	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	The DSCR is <1 and the LTV of XXXX% per guidelines requires a DSCR >1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO XXXX	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number (EIN) missing in the file				Reviewer Comment (2024-11-04): Provided. Cleared. Seller Comment (2024-11-01): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Operating Agreement missing in the file	Reviewer Comment (2025-01-24): Borrower is sole member. Cleared.

Seller Comment (2025-01-16): (Rate Lock) No OA as the borrower is sole member and proof provided

Reviewer Comment (2024-12-16): Required operating agreement for XXXX.  Exception Remains.

Seller Comment (2024-12-11): (Rate Lock) As previously mentioned, there is no operating agreement as the borrower is sole member. The provided FL SOS search shows him as the only member so OA is not needed to prove an authorized signor.

Reviewer Comment (2024-12-10): Copy of the fully executed operating agreement reflecting the borrower is an authorized signer on behalf of the LLC is required. Exception remains.

Seller Comment (2024-12-09): (Rate Lock) They don't have an operating agreement as their lawyer said it's not legally required and it's unnecessary for single member LLC's. The Business license provided reflects the borrower as the only authorized member of the company.

Reviewer Comment (2024-10-31): Operating agreement not provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free and waived escrows which is ineligible per guidelines for short term rentals.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require 5 comparison properties within XXXX miles of the subject property; however, the appraisal provided only reflects XXXX comps.				Reviewer Comment (2024-10-25): Updated report with additional Comp provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is closing in a land trust which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Reviewer Comment (2024-11-11): Certificate of Good Standing received on file. Exception Cleared

Seller Comment (2024-11-07): (Rate Lock) Please see attached business license screenshots. The date pulled is highlighted and verified as today's date. Review of the doc will show the borrowers filed their annual report in XXXX and are no other filings associated with the business. This should evidence the business was active prior to closing and is still active after closing.

Reviewer Comment (2024-11-04): Document not dated. unable to determine if pulled pre-close. Provide evidence of date pulled.

Seller Comment (2024-11-04): (Rate Lock) Good standing provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided		The subject property is a short term rental and the loan file does document 12 months of receipt of income as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 housing history. FICO 748.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-16): (Rate Lock) Exception provided Reviewer Comment (2024-11-12): Lender exception not reflected in upload for not having 12 months receipt of income for short term rental. Seller Comment (2024-11-07): (Rate Lock) An exception was given from the broker team for the 12 months bank statements because the property brings in adequate money. There was a 1007 rent schedule completed as well. Please clear.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Reviewer Comment (2024-11-22): Property inspection report received and updated exception cleared

Seller Comment (2024-11-20): (Rate Lock) Provided

Reviewer Comment (2024-11-12): Please upload comments property is free from damage not reflected in most recent upload.

Seller Comment (2024-11-07): (Rate Lock) We have requested appraiser comments to be added

Reviewer Comment (2024-11-04): PDI does not state that the property is free of damage. There are fans and moisture reducers in the pictures. Provide report/evidence/verification there is no damage.

Seller Comment (2024-11-04): (Rate Lock) PDI provided
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111572	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-16): Property inspected post disaster but pre-FEMA declaration of disaster end date Seller Comment (2024-12-06): (Rate Lock) Please downgrade to EV2 and waive Reviewer Comment (2024-11-25): Received Document as Property Inspections Report Date is XXXX however FEMA Disaster End date is XXXX. Please provided Property Inspection Report document after disaster end date. Exception Remains. Seller Comment (2024-11-20): (Rate Lock) Provided	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111476	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	Reviewer Comment (2024-10-31): Client indicated the alerts were reviewed and cleared.

Seller Comment (2024-10-30): (Rate Lock) UW confirmed the watchlist names for the third party alerts did not match

Reviewer Comment (2024-10-14): There are other alerts on the report under third party, exception remains.

Seller Comment (2024-10-10): (Rate Lock) The disaster area showing up on the time of the fraud report was due to hurricane XXXX. The end date of that disaster was prior to our appraisal inspection date. As the appraiser did not note any issues with the home and the photos showed no damage, the UW determined this alert on the fraud report was adequately addressed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111476	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-04): Inspection provided. Seller Comment (2024-11-25): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111474	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The subject property was in title to an LLC at origination XXXX. The loan file does not contain an operating agreement reflecting Borrower as owner of the LLC.				Reviewer Comment (2024-10-04): Articles of amendment received reflection borrower is member of the entity listed on the Title. Exception Cleared. Seller Comment (2024-10-02): (Rate Lock) Articles provided showing borrower and NBS as the members	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111474	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not contain a 12 month housing history payment for the subject property.	Reviewer Comment (2024-10-31): Pay history provided. Exception added for lates exceeding Guidelines.

Seller Comment (2024-10-30): (Rate Lock) Proof of VOM provided

Reviewer Comment (2024-10-17): The payoff quote in file reflects accrued late charges. No VOM or mortgage statements in file.

Seller Comment (2024-10-12): (Rate Lock) He's not paying any late fees so we should assume that the payment made on XXXX was for his XXXX payment and he was never 30 days late.

Reviewer Comment (2024-10-04): Pay history reflects 3 x 30, if payments are made in the month shown on the statement summary. Any mortgage tradelines with excessive delinquencies are not eligible for financing with TLS.

Seller Comment (2024-10-02): (Rate Lock) VOM provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111474	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Pay history provided shows XXXX which exceeds eligibility for qualification. Maximum is 1 x 30 x 12.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guidelines by at least 40 points. Borrower's business has been in existence of over 5 years. 70% LTV	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors.

Seller Comment (2024-11-06): (Rate Lock) Exception provided

Reviewer Comment (2024-11-04): Without history going back to XXXX, it is not possible to determine if payments are being made ahead or behind. Please provide XXXX history or lender exception for mortgage lates exceeding allowable.

Seller Comment (2024-11-01): (Rate Lock) The Note states the payment is due on the 1st of the month and it appears the borrower is making payments prior to the 1st. The payments being made count as follows:

XXXX

The payments for XXXX and XXXX were slightly higher indicating the borrower may have paid some late fees from being past due by a few days, but none of the payments reflect amounts which would indicate a 30-day late payment or multiple 30 day late payments as is being suggested. Please clear.
																			XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111484	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Secondary valuation is missing				Reviewer Comment (XXXX): CDA provided. Seller Comment (XXXX): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111484	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	The Certificate of Good Standing for the Borrowing Entity was not located within the loan file.	Reviewer Comment (2024-12-17): Business Entity Listing provided reflecting as status active for XXXX. Exception cleared.

Seller Comment (2024-12-11): (Rate Lock) Doc provided; per guidelines "Certificate of Good Standing or equivalent document" there is no stature of when the certificate needs complete by. This is sufficient per guidelines, please clear.

Reviewer Comment (2024-12-09): The provided documentation is not dated. Provide evidence that the provided documentation is pre-close. Exception remains.

Seller Comment (2024-12-04): (Rate Lock) The Business history does not state the name, it shows the file number XXXX which correlates to the business 'XXXX.

Reviewer Comment (2024-12-03): Exception remains - Provided Business History is not reflecting the borrowing Entity name require document evidencing borrowing Entity name and document date prior to closing.

Seller Comment (2024-11-26): (Rate Lock) The docs are the business filings during creation. They show when the business was created and who is part of the business. The Business History document shows the filing history of the business and shows no period of inactivity. With these docs dated prior to our loan and the history, we can justify the business was in good standing at the time of our loan.

Reviewer Comment (2024-11-13): Exception remains: Documentation not dated. Provide evidence that the provided documentation is pre-close.

Seller Comment (2024-11-12): (Rate Lock) good standing used provided

Reviewer Comment (2024-11-11): Provided document is filing receipt for the business entity XXXX, however required Certificate of Good Standing for the Borrowing Entity XXXX. Exception Remains.

Seller Comment (2024-11-08): (Rate Lock) Doc provided

Reviewer Comment (2024-11-05): The provided business entity listing does not have date of search. Provide evidence document dated prior to close. Exception remains.

Seller Comment (2024-11-04): (Rate Lock) Pre-close doc provided

Reviewer Comment (2024-11-04): Documentation not dated. Please provide evidence documentation is pre-close.

Seller Comment (2024-11-01): (Rate Lock) Good standing provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111484	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the tradeline requirement, XXXX trade reported last active on XXXX with no lates and is the only trade line on the credit report. The other trades are aged. Guidelines require XXXX with recent activity.	Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Borrower's Experience/Track Record. The borrower has:1 Year of Experience. The DSCR of 1.15 is greater than the minimum required DSCR of 1.00 Borrower has a clean credit history for mortgages.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors. Seller Comment (2024-11-04): (Rate Lock) Exception provided Reviewer Comment (2024-10-21): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111484	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00.	Nine months of reserves are required for the loan program. The calculated amount of reserves is XXXX months.	Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Borrower's Experience/Track Record. The borrower has:1 Year of Experience. The DSCR of 1.15 is greater than the minimum required DSCR of 1.00 Borrower has a clean credit history for mortgages.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors. Seller Comment (2024-11-04): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111478	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is dated more than 90 days prior to the Note Date.				Reviewer Comment (2024-10-04): Certificate of Good Standing provided for XXXX. Exception cleared. Seller Comment (2024-10-03): (Rate Lock) Guidelines just state certificate of good standing and not that it has to be done within a specific timeframe.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111478	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX	Lender exception in file for not meeting tradeline requirement.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-02): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111478	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraised Value use to determine LTV when property owned less than XXXX months.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-02): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111478	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Corrected Note required. Per Operating Agreement for XXXX. There is only 1 owner.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-03): Lender exception provided.

Seller Comment (2024-11-15): (Rate Lock) exception provided

Reviewer Comment (2024-10-31): Loan vested in XXXX, which is solely owned by XXXX. Loan file only contains 1003 for XXXX. XXXX needs to be removed from the Note, SI and Guarantor Agreement.

Seller Comment (2024-10-30): (Rate Lock) A corrected Guarantor Agreement is not required for the subject loan. While the Cert of Formation does show SXXXX as the registered agent, being a registered agent does not mean XXXX has ownership interest in XXXX. A registered agent is primarily required to ensure a company follows legal requirements set forth by state and federal regulations; however, this does not make them, by default, a company owner. The Operating Agreement for the formation of XXXX clearly states that XXXX is 100% owner of XXXX; therefore, documentation showing ownership for XXXX is not required as the company ownership is clearly stated.

Reviewer Comment (2024-10-09): Registered agent is not evidence of ownership. Operating agreement only reflects one owner/member as of 06.2024. Evidence of ownership required for XXXX.

Seller Comment (2024-10-03): (Rate Lock) EIN shows the borrower is just a general partner. Articles shows the registered agent of XXXX isXXXX in which is partially owned by the non-borrowing owner as they have ownership.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111478	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Corrected Guarantor Agreement required. Per Operating Agreement for XXXX. There is only 1 owner.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-03): Lender exception provided.

Seller Comment (2024-11-15): (Rate Lock) exception provided

Reviewer Comment (2024-10-31): Loan vested in XXXX, which is solely owned by XXXX. Loan file only contains 1003 for XXXX. XXXX needs to be removed from the Note, SI and Guarantor Agreement.

Seller Comment (2024-10-30): (Rate Lock) A corrected Guarantor Agreement is not required for the subject loan. While the Cert of Formation does show SXXXX as the registered agent, being a registered agent does not mean XXXX has ownership interest in XXXX. A registered agent is primarily required to ensure a company follows legal requirements set forth by state and federal regulations; however, this does not make them, by default, a company owner. The Operating Agreement for the formation of XXXX clearly states that XXXX is 100% owner of XXXX; therefore, documentation showing ownership for XXXX is not required as the company ownership is clearly stated.

Reviewer Comment (2024-10-09): Registered agent is not evidence of ownership. Operating agreement only reflects one owner/member as of 06.2024. Evidence of ownership required for XXXX.

Seller Comment (2024-10-03): (Rate Lock) EIN shows the borrower is just a general partner. Articles shows the registered agent of XXXX isXXXX in which is partially owned by the non-borrowing owner as they have ownership.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111499	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		This is XXXX unit condo project and the HOA does not carry master crime/fidelity insurance. they only carry director and officer coverage.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111479	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception in file allowing to use expired credit report without new pull. Credit expiration date XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-04): Lender Exception with Compensating Factors provided.

Seller Comment (2024-11-04): (Rate Lock) Exception provided

Reviewer Comment (2024-10-31): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. Please remove LTV from Comp Factors.

Seller Comment (2024-10-30): (Rate Lock) LTV is 68% not 86%. Please confirm so only need exceptions for less than 6 months owned.

Reviewer Comment (2024-10-09): Please update compensating factors as LTV is 86.133%. Borrower has not owned property for 6 months for the appraised value to be used for LTV.

Seller Comment (2024-10-04): (Rate Lock) Exception was already provided. LTV is not 86% but 68%. Please clear
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111479	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 70.00000%.	Subject property owned less than 6 months prior to Note Date. Appraised Value used to determine LTV. Subject loan exceeds maximum LTV allowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors.

Seller Comment (2024-11-25): (Rate Lock) Updated exception provided

Reviewer Comment (2024-11-11): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value per guidelines. LTV exceeds Guidelines.

Seller Comment (2024-11-05): (Rate Lock) Exception updated to remove LTV from comp factors. No exception for LTV needed as lender LTV is 68, not 86%. Please clear

Reviewer Comment (2024-11-04): No Lender Exception provided for LTV. The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. LTV exceeds Guidelines.

Seller Comment (2024-11-04): (Rate Lock) Exception provided

Reviewer Comment (2024-10-31): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. LTV exceeds Guidelines.

Seller Comment (2024-10-30): (Rate Lock) LTV is 68% not 86%. Please confirm so only need exceptions for less than 6 months owned.

Reviewer Comment (2024-10-09): Exception in file does not reflect exception for LTV. Property was not owned 6 months prior to the Note date for the appraised value to be used for LTV calculation.

Seller Comment (2024-10-04): (Rate Lock) Exception was already provided. LTV is not 86% but 68%. Please clear
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111479	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 75.00000%.	Subject property owned less than 6 months prior to Note Date. Appraised Value used to determine CLTV. Subject loan exceeds maximum CLTV allowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors.

Seller Comment (2024-11-25): (Rate Lock) Updated exception provided

Reviewer Comment (2024-11-11): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value per guidelines. LTV exceeds Guidelines.

Seller Comment (2024-11-05): (Rate Lock) Exception updated to remove LTV from comp factors. No exception for LTV needed as lender LTV is 68, not 86%. Please clear

Reviewer Comment (2024-11-04): No Lender Exception provided for LTV. The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. LTV exceeds Guidelines.

Seller Comment (2024-11-04): (Rate Lock) Exception provided

Reviewer Comment (2024-10-31): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. LTV exceeds Guidelines.

Seller Comment (2024-10-30): (Rate Lock) LTV is 68% not 86%. Please confirm so only need exceptions for less than 6 months owned.

Reviewer Comment (2024-10-09): Exception in file does not reflect exception for LTV. Property was not owned 6 months prior to the Note date for the appraised value to be used for LTV calculation.

Seller Comment (2024-10-04): (Rate Lock) Exception was already provided. LTV is not 86% but 68%. Please clear
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111479	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	1.0 DSCR required for XXXX% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors.

Seller Comment (2024-11-25): (Rate Lock) Updated exception provided

Reviewer Comment (2024-11-11): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value per guidelines. LTV exceeds Guidelines.

Seller Comment (2024-11-05): (Rate Lock) Exception updated to remove LTV from comp factors. No exception for LTV needed as lender LTV is 68, not 86%. Please clear

Reviewer Comment (2024-10-31): The Fraud Report reflects the most recent sale transaction as XXXX for $XXXX. If the property was purchase by the borrower in the last 6 months, which it was, the prior purchase price is used for value. Please removed LTV from Comp Factors.

Seller Comment (2024-10-30): (Rate Lock) LTV is 68% not 86%. Please confirm so only need exceptions for less than 6 months owned.

Reviewer Comment (2024-10-09): Please update compensating factors as LTV is 86.133% as Borrower has not owned property for 6 months for the appraised value to be used for LTV.

Seller Comment (2024-10-04): (Rate Lock) Exception was already provided. LTV is not 86% but 68%. Please clear
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111477	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	DSCR required for a first time investor is 1.00. Subject DSCR is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111477	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the Co Borrower's ownership percentage in the vesting LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception provided, stated non-borrowing spouse over-signed as they are not an owner. Seller Comment (2024-11-20): (Rate Lock) exception provided Reviewer Comment (2024-10-11): Co borrower signed the note and mortgage as an authorized person for the LLC as well as an individual. Seller Comment (2024-10-08): (Rate Lock) OA shows Borrower as only member, but spouse is listed on the purchase contract making them have ownership in the property, therefore would need to sign as individual and gurantor.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111477	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-12): Exception updated with new end date. Seller Comment (2024-12-04): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111477	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-12): PDI provided. Reviewer Comment (2024-12-12): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date:XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111494	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided						Reviewer Comment (2024-11-27): Received Note Addendum - Prepayment document. Verified and updated details. Exception Cleared. Seller Comment (2024-11-25): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	Yes
XXXX	XXXX	4350111494	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-12): End date provided. Updated Exception added. Reviewer Comment (2024-12-12): End date provided. Reviewer Comment (2024-11-01): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111494	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-12): End date provided. PDI provided. Seller Comment (2024-12-02): (Rate Lock) Pleased downgrade to EV2 and waive as per previous condition for XXXX.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111504	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification is missing				Reviewer Comment (2024-11-13): Verification of Identification not required. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) Please advise where in guidelines it states this is required. Reviewer Comment (2024-11-12): Please provide Verification of Identification, Exception remains. Seller Comment (2024-11-11): (Rate Lock) ID not required per guidelines	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111504	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	Alerts on report not cleared.				Reviewer Comment (2024-12-17): Duplicate loan #XXXX c/o refinance on other investment REO nothing additional required. Borrower did a cash out refinance on this property with TLS closed XXXX. He also owns another investment property XXXX which has been owned more than a year. Seller Comment (2024-12-10): (Rate Lock) Provided Reviewer Comment (2024-12-02): Additional alerts not addressed on the 1008, Seller Comment (2024-11-25): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111473	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing an additional month's statement for account ending in XXXX.				Reviewer Comment (2024-09-27): Bank statement for account ending in XXXX is present in file. Exception cleared. Seller Comment (2024-09-26): (Rate Lock) There are 2 month consecutive statements provided; XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111473	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Guidelines require a minimum of a XXXX credit score for short term rental qualification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-24): Lender exception with compensating factors. Seller Comment (2024-10-22): (Rate Lock) Exception request for FICO score. Borrower has over 60 months of reserves and numerous mortgage accounts on the credit report with a history of no late payments. Reviewer Comment (2024-10-14): STR of XXXX / property charges XXXX (PITIA + HOA dues) = 1.16. Seller Comment (2024-10-10): (Rate Lock) Please advise how you got this number. Reviewer Comment (2024-10-09): Please update compensating factors as DSCCR is 1.16. Seller Comment (2024-10-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111473	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-12): PDI provided. Cleared. Seller Comment (2024-12-04): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111544	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a large deposit from borrower's business without additional documentation outside of a copy of 1 bank statement showing withdrawal of funds. Business acct is not being used for qualifying and funds are already deposited to reflect he has access to funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111544	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Lender exception approved allowing to proceed with DSCR of XXXX when requirement is 1.0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111485	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is a first time home buyer which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guidelines by at least 40 points. Borrower has XXXX year employment history Payment history on VOR lease for the borrower's current residence started in XXXX and VOR confirms no lates through XXXX	XXXX	Reviewer Comment (2024-12-03): Lender Exception with Compensating Factors.

Seller Comment (2024-11-21): (Rate Lock) provided

Reviewer Comment (2024-11-04): Comp Factors not recognized for Secularization. Only valid CF, FICO, must be 40 points higher than required. FICO is only 38 points higher. Unable to Downgrade and Waive.

Seller Comment (2024-11-01): (Rate Lock) Updated approved exception

Reviewer Comment (2024-10-31): The Minutes state the borrower is a director, however a director does not have to be an owner but is a decision maker, shareholder and member are owners. The Cert of Inc states there are 200 shares, but not who they are listed to and that the director shall not be personally liable to the Corp and its' shareholders, leading to the fact they are separate entities/people. Verification the borrower is a shareholder/owner required and percentage.

Seller Comment (2024-10-30): (Rate Lock) This document shows the borrower owns the business which the asset statement belongs to.

Reviewer Comment (2024-10-15): Reserves was used as a compensating factor however, need documentation of ownership for account used for closing/reserves.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111485	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not document the Borrower's ownership percentage in the company that business assets (account ending XXXX) were used for closing/reserves.	Reviewer Comment (2024-11-13): CPA letter received, exception cleared.

Seller Comment (2024-11-11): (Rate Lock) Proof 100% ownership

Reviewer Comment (2024-11-04): The Minutes state the borrower is a director, however a director does not have to be an owner but is a decision maker, shareholder and member are owners. The Cert of Inc states there are 200 shares, but not who they are listed to and that the director shall not be personally liable to the Corp and its' shareholders, leading to the fact they are separate entities/people. Verification the borrower is a shareholder/owner required and percentage. Cleared in error.

Reviewer Comment (2024-10-25): Operating Agreement provided.

Seller Comment (2024-10-23): (Rate Lock) Please waive as the document evidence borrower has sole owner of the business as "Sole Incorporator", the named director is just the borrower.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The loan file is missing the 2nd page of the Security Instrument in file.				Reviewer Comment (2024-10-09): 2nd page of the Security Instrument is received, Exception cleared. Seller Comment (2024-10-08): (Rate Lock) Page 2 provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided		Closing Instructions missing in file.				Reviewer Comment (2024-10-14): Received Escrow instruction. Exception Cleared. Seller Comment (2024-10-10): (Rate Lock) Provided. As previously mentioned, we do not require these to be signed. Reviewer Comment (2024-10-09): Closing instructions are missing in the file. Exception remains. Seller Comment (2024-10-08): (Rate Lock) Lender does not require closing instructions to be signed. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., AirBnB) and evidence of at least 12 months of Operating History is not present in the loan file.		Borrower does not have the required 1 year experience required by guidelines for short term rental purchase.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided		An AIRDNA report is missing from the loan file and required for short term rentals.				Reviewer Comment (2024-11-19): An AIRDNA report received. Exception Cleared. Seller Comment (2024-11-13): (Rate Lock) AirDNA provided Reviewer Comment (2024-10-24): Provided statement is not of subject property. Provide subject property's income statement with 12 month pay history or Forecast Period statement which must cover 12 months from the Note date. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	DSCR of XXXX required for short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111519	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-12): PDI provided. Reviewer Comment (2024-12-12): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX Seller Comment (2024-12-04): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111561	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Lender Exception approving loan amount less than guidelines due to appraisal value came in slightly low, so lowering loan amount to stay within guideline maximum LTV of 70%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	70% LTV The DSCR of 1.31 is greater than the minimum required DSCR of 1.00. Using cash out for reserves.	XXXX	Reviewer Comment (2024-11-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111561	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file for 2 30-day late mortgage payments.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	70% LTV The DSCR of 1.31 is greater than the minimum required DSCR of 1.00. Using cash out for reserves.	XXXX	Reviewer Comment (2024-11-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111561	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception for subject being listed for sale from XXXX. Borrower LOE in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	70% LTV The DSCR of 1.31 is greater than the minimum required DSCR of 1.00. Using cash out for reserves.	XXXX	Reviewer Comment (2024-11-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111509	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-11-12): Desk review provided, exception cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111509	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a XXXX unit cash out refinance with XXXX unit rented and XXXX vacant. The loan was qualified using the market rents.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111509	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Unit 1 appears to have a lease, however, the lease was not located within the loan file.				Reviewer Comment (2024-11-12): Cleared, exception in file. Seller Comment (2024-11-06): (Rate Lock) Exception already provided for recently listed for sale and market rents from 1007 used, so no lease required	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111509	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property was listed for sale within 6 months of the loan application which is ineligible per guidelines for a cash out refinance.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-06): (Rate Lock) Exception already provided for recently listed for sale and market rents from 1007 used, so no lease required	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	4350111528	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreement missing on a refinance transaction and market rents were used to qualify.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111454	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search is required for borrowing entity.				Reviewer Comment (2024-10-23): OFAC provided, exception cleared. Seller Comment (2024-10-21): (Rate Lock) See attached OFAC search for borrowing entity	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111495	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Disaster Name: XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-31): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-10-30): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111573	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-22): PDI document received and updated .Exception cleared Seller Comment (2024-11-20): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		A	A	A	A			A	A		N/A	No
XXXX	XXXX	4350111515	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash out refinance and property is vacant.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111536	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the tradeline requirements. Current tradelines have been open less than XXXX months. Guidelines require 3 reporting for XXXX month installment/mortgage account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111536	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject is a refinance and the 1007 only reflects long term rents when the subject is a short term rental.				Reviewer Comment (2024-11-11): Exception cleared. Seller Comment (2024-11-04): (Rate Lock) The 1007 within the appraisal has 3 comps all of which are short term rentals. Comp 1 lease is for 2 months, comp 2 lease is for 2 months, and comp 3 lease is for 1 month. With the subject being a short term rental these comps are appropriate. The snapshot below has the lease dates highlighted. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111529	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for resubmitted loan with new DSCR ratio of XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-05): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111529	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for resubmitted loan with new LTV/CLTV of XXXX%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-05): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111529	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for waiver of escrows with no Prepay Penalty.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-05): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111545	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a purchase, non-arms length transaction per the appraisal report which is ineligible per guidelines and the subject is selling at XXXX% below market value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111545	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CDA in file reflects a XXXX% difference in value and the loan file does not contain an additional desk review or second appraisal as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111684	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-12): Client elects to Waive. Seller Comment (2024-12-04): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111684	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-12): Information provided on 1008. Cleared. Seller Comment (2024-12-04): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111567	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not document the Borrower's ownership percentage in the business that funds were used for closing/reserves.	Reviewer Comment (2025-01-06): Dated letter of explanation provided

Seller Comment (2024-12-19): (Rate Lock) dated access letter provided

Reviewer Comment (2024-12-12): Please provided dated letter. Unable to determine when letter was obtained.

Seller Comment (2024-12-02): (Rate Lock) This is not needed, as equal access letter was provided and guidelines state ' shared ownership requires an access letter from the partners allowing the use of the business funds by the borrower'. This is sufficient to clear as the other owner gave access to use of business assets.

Reviewer Comment (2024-11-25): Received entity listing document for XXXX Provide document to verify the guarantor's ownership percentage for XXXX. Exception remains.

Seller Comment (2024-11-21): (Rate Lock) Provided shows borrower as the only member of the company, therefore complete ownership. Please clear.

Reviewer Comment (2024-11-13): Provided cert of formation does not reflects ownership percentage. Require operating agreement to verify ownership percentage. Exception Remains.

Seller Comment (2024-11-12): (Rate Lock) cert of formation showing access to funds

Reviewer Comment (2024-11-12): Provided letter of explanation document to use for access of all funds to guarantors. provide operating agreement for business entity to verify ownership percentage. Exception remains.

Seller Comment (2024-11-10): (Rate Lock) Equal access letter provided for account
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111496	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-01): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111496	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111520	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Post disaster inspection dated XXXX was provided. Please override.				Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-01): (Rate Lock) PDI provided please downgrade and waive to 2	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111520	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111521	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Post disaster inspection provided XXXX- please override				Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-01): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111521	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111568	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-11-12): Lender acknowledges and elects to waive. Seller Comment (2024-11-07): (Rate Lock) Accept the EV2 as is and wishes to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111568	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a cash out short term rental. The loan file does not contain a 12 month rental history as required by guidelines and rents from 1007 were used for qualification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111607	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Note Loan amount is of $1XXXX. As per XXXX guidelines (reflected on XXXX these were used for qualification) require minimum loan amount is of $XXXX. Guidelines requirement not met.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. The DSCR of 1.66 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-10-24): Lender Exception with Compensating Factors provided.

Seller Comment (2024-10-23): Please find attached exception approval from Loan Star.

Reviewer Comment (2024-10-23): A lender Exception was not uploaded to loan documents. Unable to address.

Seller Comment (2024-10-23): exception request was submitted by XXXX

Reviewer Comment (2024-10-22): We do not have XXXX to apply to the testing on the file. The original review was set up to be reviewed against XXXX which is what is loaded in our system for loan parameters.

Seller Comment (2024-10-17): Please be advised that we are not using our Credit Matrix.  Please see attached.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111607	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		The loan file does not contain a verification of rent for the Borrower's past 12 months rental history as required by guidelines.				Reviewer Comment (2024-10-21): Verification of rent and Letter of explanation is received, Exception cleared. Seller Comment (2024-10-17): Please find attached VORs and LOE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111522	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Disaster Name: XXXX Disaster Declaration Date: XXXX				Reviewer Comment (2024-11-06): PDI provided. Seller Comment (2024-11-05): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111522	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111523	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Disaster Name: XXXX Disaster Declaration Date: XXXX				Reviewer Comment (2024-11-06): PDI provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111523	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111439	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit one rent used to qualify was $XXXX per approval and most rent lease agreement in file for unit one was a month to month rent that started on XXXX for $XXXX/month with no addendum in file increasing rent to $XXXX.				Reviewer Comment (2024-10-28): Document provided and exception cleared Seller Comment (2024-10-23): (Rate Lock) Please see attached rent increase confirmations from the property management company	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111440	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreements are missing.				Reviewer Comment (2024-10-28): Lease agreement provided Seller Comment (2024-10-23): (Rate Lock) Please see attached leases and property management agreement for both units	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111441	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreement is missing for the unit 1 per approval is month to month lease at $XXXX/month and per approval unit XXXX is vacant and using market rent of $XXXX/month to quality.				Reviewer Comment (2024-10-28): Document received and system cleared Seller Comment (2024-10-23): (Rate Lock) XXXX DSCR guidelines state in Section 9B that if the loan purpose is a refinance, that vacants units are to be underwritten to market rent (max of one vacant unit). The property has one vacant unit so this is allowed per guidleines. Please see attached confirmation from the property management company regarding the rent increase	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111481	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX	The tradeline requirement is not being met for the DSCR loan. The Borrower has 1 mortgage tradeline reporting for XXXX months. Guidelines require three (3) reporting XXXX with recent activity for each borrower/	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111481	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The vesting LLC is a layered entity which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-16): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111697	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Lender exception approved allowing DSCR of XXXX when 1.00 is required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111697	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-13): LSFM red flags: additional loan app cancelled, additional properties not a concern for DSCR, borrower last name match is NBS. Seller Comment (2025-01-02): (Rate Lock) Updated 1008 provided Reviewer Comment (2024-12-16): Provided document does not address the high alerts reflected on the fraud report in file. Seller Comment (2024-12-04): (Rate Lock) Fraud verification provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111436	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration >60% which exceeds guidelines for a non warrantable condo.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reserves exceed guidelines by at least 4 months. Sponsor has owned and operated two short term rental condos within the complex of the subject over the past 12 months that are generating high revenue.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors. Seller Comment (2024-10-07): (Rate Lock) Please attached exception request approval from loan buyer Reviewer Comment (2024-10-04): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111486	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	Red flags on Fraud Report are not cleared.				Reviewer Comment (2024-11-11): Comments for red flags listed on 1008 in file. Seller Comment (2024-11-05): (Rate Lock) 1008 provided showing the UW left comments regarding the LSFM Reviewer Comment (2024-10-31): Please indicate where in file we can see evidence the Red Flags were addressed. Seller Comment (2024-10-30): (Rate Lock) LSFM: All REO disclosed; disaster occurred over 90 days; additional apps are for con-current purchases and no WL match for agents. Should suffice for all red flags.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111486	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.					Reviewer Comment (2024-11-11): Exception provided for LTV when loan amt is <125k. Seller Comment (2024-11-06): (Rate Lock) LTV exception provided Reviewer Comment (2024-10-31): Maximum LTV for a purchase is 80%, which is LTV for this loan. If the loan amount is less than 125k, there is a 5% LTV reduction. Please verify you would like the minimum loan amount reduced to XXXXk and the LTV changed to 75%, which will cause an LTV exception. Seller Comment (2024-10-30): (Rate Lock) Per guidelines min loan amount is $100,000	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111486	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 70.00000%.	LTV reduction of XXXX% required for loan amount <125k. Max LTV 75% subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111486	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV reduction of XXXX% required for loan amount <125k. Max LTV 75% subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111616	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-04): Lender waives and downgrades. Seller Comment (2024-11-26): (Rate Lock) Ok to down-grade to EV2 and waive the exception Reviewer Comment (2024-11-22): We can down-grade and waive the exception to an EV2 since the inspection was completed after the declaration date, but prior to the end date, or you can provide another inspection after the end date for an EV1 grade. Seller Comment (2024-11-12): (Rate Lock) Please see attached PDI showing property is free and clear of any disaster-related damage	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111475	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower living rent free for a cash-out refinance.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-09-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111475	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan not eligible. Per Business Purpose Cert, the property is not and will not be occupied by a family member. The tenant has the same last name as the borrowers and the title was previously in the name of a Trust with a name similar to the tenant (Trustee XXXX) and the borrowers.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-11-08): Lender Exception provided. Seller Comment (2024-11-08): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111487	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Title Policy Coverage $XXXX is less than Original Loan Amount $XXXX.				Reviewer Comment (2024-10-31): Client elects to waive. Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111487	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $700.00.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. Assets in file are the cash value of a life insurance policy and liquidation of funds was not documented in file.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Miscellaneous Miscellaneous	Borrower is an experienced investor. FICO is 30 points > the guideline minimum. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-06): (Rate Lock) Exception to proceed with unliquidated assets Reviewer Comment (2024-11-04): Per documentation provided life insurance is sufficient to apply as funds to close. Provide a copy of the check from the insurer or copy of the payout statement issued by the insurer, as required by Guidelines. Seller Comment (2024-11-04): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111465	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	The loan amount of $XXXX exceeds the maximum loan amount of $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Mortgage pay history 0x30x12. FICO exceeds guidelines by XXXX points.	XXXX	Reviewer Comment (2024-10-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111465	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX	Borrower does not meet the tradeline requirements. Borrower has five authorized user accounts and three revolving accounts that reported for XXXX months but none were active within XXXX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Mortgage pay history 0x30x12. FICO exceeds guidelines by XXXX points.	XXXX	Reviewer Comment (2024-10-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111465	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing XXXX months of mortgage payment verification on Subject Property. The Payment History within the loan file covers XXXX.				Reviewer Comment (2024-10-28): Mortgage statement provided show additional 4 months mortgage payment history. Seller Comment (2024-10-23): Providing March mortgage statement for subject property. Please review middle of page 1, Transaction History - confirms that there were no "CHARGES" between XXXX. If there were any late payments there would be a charge. This overlaps the documentation you have sited in the exception: "Subject Property. The Payment History within the loan file covers XXXX."	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111508	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Evidence of the Hazard Insurance Policy is missing from the loan file.				Reviewer Comment (2024-11-13): Received Hazard Insurance Policy. Exception Cleared. Seller Comment (2024-11-12): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111508	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	For a First Time Investor a FICO is required of XXXX and the Borrowers score is XXXX. The loan file states there is evidence of sold investment properties within the loan file for evidence of previous rental experience. The Closing statements within the loan file do not contain the Borrower's name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserve are at least 4 months greater than the guideline minimum. LTV is at least 10% less than the guideline maximum. The DSCR of 1.00 is greater than the minimum required DSCR of 1.23.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111554	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		File is missing Assignments of Leases and Rents Rider.				Reviewer Comment (2024-11-19): Assignments of Leases and Rents Rider available on file Exception Cleared. Seller Comment (2024-11-19): (Rate Lock) Page 648/975 Seller Comment (2024-11-19): (Rate Lock) This was in the investor package after the mortgage.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111500	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	The loan file is missing an additional month's statement for account ending in XXXX.	Reviewer Comment (2024-11-12): Bank statement ending in XXXX has an opening balance of $XXXX which is a newly opened account. Source doc for large deposit is provided. Exception cleared.

Seller Comment (2024-11-09): (Rate Lock) The statement for account #XXXX showed a beginning balance of $XXXX meaning this is a newly opened account. $XXXX was transferred from account XXXX into account #XXXX when the account was opened. As we closed on XXXX and this account was only opened onXXXX there will be no additional statement. While typically we need 2 months of bank statements for accounts we can clearly see where the money is coming from and the source account (#XXXX) has 2 full months of statements. No LOE is needed.

Reviewer Comment (2024-11-06): Required LOE for the transferred amount $XXXX from account XXXX to account XXXX. Exception Remains.

Seller Comment (2024-11-05): (Rate Lock) It shows an internal transfer from the verified acct XXXX no LOE is needed.

Reviewer Comment (2024-11-04): Please provided letter of explanation for acct XXXX transfer funds. Exception remains.

Seller Comment (2024-11-01): (Rate Lock) Comment there is only 1 statement as beginning balance was $0 and the $XXXX was transferred.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111546	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DSCR below 1.00 at XXXX	Miscellaneous Miscellaneous Miscellaneous Miscellaneous Borrower's Experience/Track Record	0x30x24 month housing history. Reduction in housing payment by 10% or greater. FICO above minimum by at least 20 points. 12 months reserves Borrower's Experience/Track Record. The borrower Currently holds XXXX Properties with XXXX years of experience.	XXXX	Reviewer Comment (2024-12-04): Waive and downgrade with a lender exception. Reviewer Comment (2024-12-02): Lender Exception with Compensating Factors. Seller Comment (2024-11-19): (Rate Lock) Provided Reviewer Comment (2024-11-08): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111517	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Lender requested an exception for DSCR score of XXXX instead of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	FICO exceeds guidelines by at least 40 points. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-07): (Rate Lock) Updated comp factors provided. Same parameters were applied to XXXX and used to clear the same condition. Reviewer Comment (2024-10-30): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111471	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00.	The Gift Funds were already deposited within the Borrower primary account and Gift Funds cannot be used toward Reserves Per Guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 730 FICO Current residence 9 years Credit depth 15 tradelines including two mortgages, oldest XXXX, all 0X30	XXXX	Reviewer Comment (2024-11-06): Lender Exception with Compensating Factors.

Seller Comment (2024-11-06): exception provided

Reviewer Comment (2024-10-18): Total assets required to close (FTC/POC/EMD-XXXX) = $XXXX (3 mo reserves @XXXX) = $XXXX
Borrower funds documented in file :
XXXXX – total documented funds in file
$XXXX – not documented in file, documentation per Guidelines and verification funds were provided pre-close required if funds are to be used.
Guidelines require :
Documenting the transfer of gift to Donor or Settlement Agent:
• Transfer to Borrower
o A copy of the donor’s check and the borrower’s deposit slip, or
o A copy of the donor’s withdrawal slip and borrower’s deposit slip
• Transfer to Settlement Agent
o A copy of donor’s check to settlement agent along with letter from settlement agent confirming receipt of gift
o A copy of wire receipt from donor to settlement agent along with wire receipt from settlement agent which must reflect donor’s information (ie amount of gift, donor name and donor’s account #)

Reviewer Comment (2024-10-17): The most recent account balance was used from the XXXX print out in file after the deposit of the gift funds which were excluded from the balance and reserves.

Seller Comment (2024-10-10): Please see June personal statement that shows a balance of $XXXX in checking account AFTER the deposit check of XXXX was deducted from the account on XXXX
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111657	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	The higher lease amount was used for qualification when guidelines reflect the lower of the lease amount or market rent is to be used.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. Has owned primary for XXXX years.	XXXX	Reviewer Comment (2024-10-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111715	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to proceed with vesting of LLC's operating agreement not confirming LLC was created to manage rental properties as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111715	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for 2-unit property with newly built permitted ADU.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-05): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111512	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	XXXX credit score required for an escrow waiver. Borrower's score is XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-10-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111512	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-11-11): Exception cleared. Seller Comment (2024-11-01): (Rate Lock) Per snippet, no matches were found for either. B2 is referenced. Reviewer Comment (2024-10-31): The red flags on the fraud report for both borrowers were not confirmed. Seller Comment (2024-10-30): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111466	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 70.00000%.	Lender Approved Exception for LTV up to 75% Cash-Out maximum loan amount of $XXXX with a Credit Score of XXXX.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.00. FICO of XXXX is > 680 required.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111466	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender Approved Exception for LTV up to 75% Cash-Out maximum loan amount of $XXXX with a Credit Score of XXXX.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.00. FICO of XXXX is > 680 required.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111466	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender Approved Exception for the appraisal report expiration date of XXXX. Requested an exception to allow appraisal to be valid to XXXX.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.00. FICO of XXXX is > 680 required.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111466	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception for loan to close in LLC, owned by an entity; other transaction which closed in XXXX closed in the same LLC without an exception.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.00. FICO of XXXX is > 680 required.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111466	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception to use XXXX months rental calculation, the Borrower provided invoices for XXXX months short term rental income that started XXXX due to ground up renovations and appraisal based rents off short term rental, not a long term rental. Using $XXXX for rent vs. market rents of $XXXX.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.00. FICO of XXXX is > 680 required.	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111518	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage.				Reviewer Comment (2024-11-11): Lender acknowledges and elects to waive. Seller Comment (2024-11-04): (Rate Lock) This is not needed. We accept the EV grade 2 and wish to waive. Seller Comment (2024-11-04): (Rate Lock) Accept the ev2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111541	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash out refinance, subject is vacant. no lease to calculate DSCR ratio using the 1007 only.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-04): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111514	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Calculated Debt Service Coverage Ratio of XXXX does not meet Guidelines Debt Service Coverage Ratio of 1.00 required for a short term rental. Airdna missing from the loan file. Market rents used at XXXX% per guidelines when Airdna does not meet requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-31): Lender exception with compensating factors. Seller Comment (2024-12-17): (Rate Lock) 80% should not be used. as the AirDNA meets requirements. Please review and clear Reviewer Comment (2024-12-16): DSCR is .70 (80% of market rent XXXX + HOA dues of $XXXX = $XXXX =XXXX) Seller Comment (2024-12-04): (Rate Lock) This supports the market rents the appraiser indicated and will support the original DSCR exception the UW submitted on this loan for the DSCR to be XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111514	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a short term rental and the loan file does not contain an AIRdna as required by guidelines.				Reviewer Comment (2024-12-16): AirDNA provided. Seller Comment (2024-12-04): (Rate Lock) This supports the market rents the appraiser indicated and will support the original DSCR exception the UW submitted on this loan for the DSCR to be XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111524	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Inspection provided XXXX.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-11-01): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111524	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111724	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a cash out refinance on a vacant property which was recently purchased.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111585	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arms Length transaction which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	4350111585	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	442 Completion Report not in the file.				Reviewer Comment (2024-11-29): Inspection provided. Reviewer Comment (2024-11-18): Provided document is letter of inspection, however required 442 Completion Report. Exception Remains. Seller Comment (2024-11-15): (Rate Lock) Appraisal was subject to an inspection - inspection was completed and there were no issues noted	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	4350111588	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Lender approved exception for DSCR at XXXX when guidelines require 1.0	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 70% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111601	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $300,000.00.	The cash-out total exceeds the max allowable of $XXXX for loans with an LTV greater than XXXX%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Depth of prior housing history 3 years.	XXXX	Reviewer Comment (2024-10-23): Lender exception with compensating factors. Seller Comment (2024-10-21): Exception from file with comp factors Reviewer Comment (2024-10-18): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111604	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2024-10-24): Received Hazard insurance policy. Exception Cleared. Seller Comment (2024-10-24): HOI	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111604	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2024-11-08): Received stamped closing statement document. Verified and updated details. Exception Cleared. Seller Comment (2024-11-06): Stamped stmt and email chain stating final Reviewer Comment (2024-10-29): HUD provided is not signed and dated. Seller Comment (2024-10-25): Final settlement stmt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111604	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.				Reviewer Comment (2024-11-08): Received stamped closing statement document. Verified and updated details. Exception Cleared. Seller Comment (2024-11-06): Stamped stmt and email chain stating final Reviewer Comment (2024-10-25): Provided closing statement is not signed and dated. Require final closing statement with sign and dated. Exception Remains. Seller Comment (2024-10-25): LOE and final settlement stmt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111604	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided		The loan file is missing an AirDNA rentalizer as required by guidelines.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of XXXX is greater than the minimum required DSCR of 1.15. No derogs past XXXX years with minimum 10 tradelines.	XXXX	Reviewer Comment (2024-10-29): Lender Exception with Compensating Factors. Seller Comment (2024-10-29): Exception Reviewer Comment (2024-10-25): Without a lender exception, we are required to obtain all documentation requirements, which states without 12 month's history, a AirDNA rentalizer is required to support the rents being used to qualify. Exception Remains. Seller Comment (2024-10-25): UW LOE	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111600	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-10-18): HOA Questionnaire and Condo PUD/ Warranty form provided from lender/seller confirming the condo is warrantable. Exception cleared. Seller Comment (2024-10-16): condo warranty	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111819	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	The calculated DSCR Score is XXXX and the minimum for the loan program is 1.00.	Reviewer Comment (2024-10-28): Security deposit and rent reflected on the closing statement, exception cleared.

Seller Comment (2024-10-23): UW LOE

Reviewer Comment (2024-10-23): The closing statement in file does not reflect tenant rent/security deposit as required by guidelines to use 120% of lease amount.

Seller Comment (2024-10-21): UW LOE

Reviewer Comment (2024-10-11): Lower of market and lease rent is $XXXX does not met the minimum requirement of 1 DSCR. Require additional document for rent to support the minimum requirement of 1 DSCR. Exception remains.

Seller Comment (2024-10-09): UW DSCR Calc
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111819	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The signed and dated Corporate Resolution was not located within the loan file.				Reviewer Comment (2024-10-11): Membership in LLC can be verified from other document than the corporate resolution however, an operating agreement is already provided to confirm the membership of all 3 member in LLC. Exception cleared. Seller Comment (2024-10-09): Not required with Entity docs in file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111819	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The vesting LLC has multiple members however, only 1 is a Borrower on the current loan when guidelines require all members to be Borrowers.	Reviewer Comment (2024-11-22): Received

Seller Comment (2024-11-11): re-uploaded guides.  updatedXXXX.  Please advise where you are seeing XXXX

Reviewer Comment (2024-11-11): Most recent guidelines provided to us are dated XXXX

Reviewer Comment (2024-11-11): Cleared in error.

Reviewer Comment (2024-11-11): Borrower is 50% or > owner per guidelines, exception cleared.

Seller Comment (2024-11-04): Guidelines

Reviewer Comment (2024-11-01): Please  provide updated guidelines as the most recent ones provided are dated XXXX

Seller Comment (2024-10-28): UW Management LOE - per guidelines Borrower on the loan must be at least 50% owner for all members not to sign.  Borrower is over 50% owner.

Reviewer Comment (2024-10-28): Guidelines that are provided reflect all entity members must also be borrowers.

Seller Comment (2024-10-23): UW LOE

Reviewer Comment (2024-10-17): Per Guidelines, Entity Vesting allowed and the following is required: all entity members must also be borrowers.

Seller Comment (2024-10-09): Article IV Section 4.3
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111819	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for a purchase transaction for a novice investor is XXXX% (XXXX% reduction required).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	0 x 30 mortgage since XXXX.	XXXX	Reviewer Comment (2024-10-17): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-09): Exception from file Reviewer Comment (2024-10-09): Please provide additional compensating factors for consideration of downgrading/waiving exception. The Borrower does not have investment property management experience.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111819	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of 75.00000%.	Max LTV for a purchase transaction for a novice investor is XXXX% (XXXX% reduction required).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	0 x 30 mortgage since XXXX.	XXXX	Reviewer Comment (2024-10-17): Lender Exception with Compensating Factors provided. Seller Comment (2024-10-09): Exception from file Reviewer Comment (2024-10-09): Please provide additional compensating factors for consideration of downgrading/waiving exception. The Borrower does not have investment property management experience.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111602	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		The Articles of Organization/Formation for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-10-10): The Articles of Organization received. Exception Cleared. Seller Comment (2024-10-09): Articles	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111435	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC. Fraud report in file does not list borrower name in OFAC section.				Reviewer Comment (2024-10-28): OFAC provided, exception cleared. Seller Comment (2024-10-24): (Rate Lock) Please see attached OFAC search for borrowing entity	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111740	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceed guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111740	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirement. Guidelines require XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceed guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111740	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers are living rent free.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceed guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111570	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-04): Client elects to Waive. Seller Comment (2024-11-24): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111570	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The XXXX second mortgage on the credit report reflects XXXX day late payments.	Reviewer Comment (2024-12-04): Credit Supplement provided. Does not reflect lates within last 24 months.

Seller Comment (2024-11-27): (Rate Lock) Please find the attached credit supplement obtained during the underwriting review of the loan. This supplement references the representative at XXXX could not verify the late payment dates due to the extreme age of the occurrences. This loan was originated in XXXX and was active for XXXXyears, until XXXX. Guidelines indicate a 1x30 in last 12 months or 2x30 in last 24 months are considered excessive. As these lates could not be verified due to the age, we can conclude they occurred well outside of the guideline tolerances.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111586	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	DTI does not meet requirements.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X24X30 housing history.	XXXX	Reviewer Comment (2024-12-12): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
XXXX	XXXX	4350111467	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX0	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-22): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111706	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Disaster Name: XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-21): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111706	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	The subject loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111675	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception requested for Arm's Length Transaction, but Purchase price is significantly lower ($XXXX) vs. the appraisal value ($XXXX).	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111675	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Buyer on the original purchase contract shows XXXX, then an addendum was provided to change to XXXX. Borrower was going to create XXXX but it was never created.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111716	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent Form is missing in file.				Reviewer Comment (2025-01-10): Title commitment shows vesting in married, sole and separate (not jointly) AND HAS A PREVIOUS INTERSPOUSAL DEED, a consent form is not required. Exception cleared. Seller Comment (2025-01-07): (Rate Lock) This is not needed; borrower took title previously 'as married sole and separate' so spouse already relinquished rights. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111716	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreement is missing for the units XXXX for the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors provided. Lender allowed for use of Actual Rents from appraisal. Reviewer Comment (2025-01-24): Still unable to determine gross rents used to calculate residual income. My calculations is XXXX DSCR and you have a lender exception for XXXX DSCR. Please provided your breakdown used to calculate DSCR. Seller Comment (2025-01-14): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111716	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	Spousal Consent form is missing in file.				Reviewer Comment (2025-01-10): Title commitment shows vesting in married, sole and separate (not jointly) AND HAS A PREVIOUS INTERSPOUSAL DEED, a consent form is not required. Exception cleared. Seller Comment (2025-01-07): (Rate Lock) This is not needed; borrower took title previously 'as married sole and separate' so spouse already relinquished rights. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111716	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file for DSCR below 1.00. Unable to determine DSCR due to missing lease agreements for all four units of subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-24): Still unable to determine gross rents used to calculate residual income. My calculations is XXXX DSCR and you have a lender exception for XXXX DSCR. Please provided your breakdown used to calculate DSCR. Seller Comment (2025-01-14): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111705	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-01-13): CD provided, exception cleared. Seller Comment (2025-01-10): (Rate Lock) CD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111705	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower's DSCR is less than the guideline minimum of 1.00 for first time investor, short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	LTV is below the guideline maximum by at least 10%. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111705	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		The Borrowers took title in a trust and the loan file is missing a copy of the trust agreement.				Reviewer Comment (2024-12-13): Received trust agreement. Exception cleared. Seller Comment (2024-12-12): (Rate Lock) Trust provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111705	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing an AirDNA as required by guidelines for a short term rental purchase.				Reviewer Comment (2025-01-13): AirDNA provided exception cleared. Seller Comment (2025-01-10): (Rate Lock) AirDNA provided Reviewer Comment (2025-01-04): Lender exception is for first time investor short term rental using AirDNA. Rent schedule in file does not indicate STR and only states XXXX. 1008 in file is using XXXX/month to calculate DSCR. Seller Comment (2024-12-18): (Rate Lock) The rent schedule in the appraisal shows it's a yearly lease.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111734	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is purchased out of state, guidelines require motivation letter if property is purchased out of state from the borrower’s residence.				Reviewer Comment (2025-01-24): LOX provided Seller Comment (2025-01-14): (Rate Lock) Letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111734	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Guidelines require a DSCR greater than or equal to 1 on a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-18): Lender exception with compensating factors. Seller Comment (2024-12-12): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111734	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Penalty Rider is missing from file.				Reviewer Comment (2024-12-06): Prepayment Penalty Rider is already present in the file. Exception cleared. Seller Comment (2024-12-04): (Rate Lock) Pre-payment rider is after the legal to the mortgage	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111734	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided						Reviewer Comment (2024-12-06): Trust agreement is receive. Exception cleared. Seller Comment (2024-12-04): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111489	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow the non-borrowing spouse to close in trust and sign all title documents only. The Trust is revocable and the borrower will sign ad an individual.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111489	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Loan Amount is $XXXX and the Title coverage listed is $XXXX				Reviewer Comment (2024-10-31): Client elects to waive Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111491	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-10-31): Client elects to waive Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111491	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow non-borrowing spouse to close in a trust and sign all title docs only. Trust is revocable and borrower will sign as individual.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111488	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow non-borrowing spouse to close in a trust and sign all title only docs. Trust is revocable and borrower will sign as an individual customer.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111490	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-10-31): Client elects to waive Seller Comment (2024-10-30): (Rate Lock) Accept the EV2 and wish to proceed as is.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111490	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception for the non-borrowing spouse to close in a trust and sign all title documents only. The Trust is revocable and the Borrower will sign as an individual.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111506	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Corporate Resolution signed by all members is missing.	Reviewer Comment (2024-12-16): Corporate resolution provided, exception cleared.

Seller Comment (2024-12-09): (Rate Lock) Corporate resolution provided

Reviewer Comment (2024-11-27): Corporate resolution required to reflect Borrower is authorized to sign for the transaction from other 50% owner.

Seller Comment (2024-11-18): (Rate Lock) Document already provided showing she owns 50%. This along with access letter is sufficient for ownership %

Reviewer Comment (2024-11-15): Provided document showing access to fund for account #XXXX. Require executed copy of operating agreement stating ownership of  XXXX. Exception remains.

Seller Comment (2024-11-12): (Rate Lock) Showing 50% along with equal access letter is sufficient please clear

Reviewer Comment (2024-11-11): Exception remains as other 50% owner is not on the loan. Corporate resolution required reflecting borrower has authorization for transaction.

Seller Comment (2024-11-04): (Rate Lock) OA is not needed. The document provided specifically states the ownership between the 2 and is sufficient for corporate resolution. Please clear.

Reviewer Comment (2024-11-04): Provided document is not an operating agreement. Require executed copy of operating agreement stating ownership of  Donna Marie Defranco. Exception remains.

Seller Comment (2024-11-01): (Rate Lock) OA is not needed as business registration shows her ownership.

Reviewer Comment (2024-10-30): Provided document is business registration not an operating agreement XXXX with ownership each 50%. Require executed copy of operating agreement stating ownership of  XXXX. Exception remains.

Seller Comment (2024-10-30): (Rate Lock) Shows 50% ownership between the 2
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111506	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for gift funds exceeding 10% of purchase price provided at origination.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-10-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111535	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $XXXX based on loan amount, there was no evidence of extended coverage or insurer's estimate replacement cost provided.				Reviewer Comment (2024-11-13): Replacement cost estimator provided and updated Exception cleared Seller Comment (2024-11-12): (Rate Lock) RCE provided Reviewer Comment (2024-11-04): Provided document not for the subject property. Please provide the correct document. Exception remains. Seller Comment (2024-11-01): (Rate Lock) rce provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111535	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	DSCR of XXXX when 1.00 is required for a short term rental. The loan file does not contain documentation to support short term rental as 1007 reflects long term rents and property is vacant.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-10-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111464	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The Title is missing from the loan file.				Reviewer Comment (2024-10-21): Prelim title provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111464	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		The Title Commitment is missing from the loan file.				Reviewer Comment (2024-10-21): Prelim title provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111464	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Title Preliminary is missing in file.				Reviewer Comment (2024-10-21): Prelim title provided, exception cleared. Seller Comment (2024-10-15): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111464	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $300,000.00.	Lender approved exception which was approved to allow cash back over $XXXX for LTV over 60% LTV	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least 4 months (proceeds from transaction). Borrower's Experience/Track Record. The DSCR of 1.41 is greater than the minimum required DSCR of 1.20.	XXXX	Reviewer Comment (2024-10-21): Lender exception with compensating factors. Seller Comment (2024-10-15): attached exception Reviewer Comment (2024-10-14): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111538	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Max LTV is XXXX% based on purchase price plus improvements and when property is vacant, LTV must be reduced XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111592	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Property Inspection report is missing in the file.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-25): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111592	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Require additional dwelling amount or replacement cost estimator to cover the shortfall amount.				Reviewer Comment (2024-10-22): RCE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111592	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	442 not in file.				Reviewer Comment (2024-10-22): 442 completion report provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111469	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delinquent taxes on properties including subject and XXXX inherited properties - all to be paid prior to or at closing.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-10-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111469	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	The subject property is in a FEMA disaster area. Missing post inspection report after most recent disaster declared on XXXX.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. Property inspected post disaster but pre-FEMA declaration of disaster end date.	LTV is at least 10% < the guideline maximum. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-01): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-10-28): see attached PDI	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111593	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Loan amount of $XXXX does not meet the minimum guideline requirement on $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	No mortgage lates. The borrower has: XXXX Years of Experience.	XXXX	Reviewer Comment (2024-10-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111593	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the XXXX Guidelines.				Reviewer Comment (2024-10-18): 8.29.2024 guidelines provided Reviewer Comment (2024-10-17): Please provide the XXXX Guidelines, by emailing them to XXXX and cc XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111593	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	1007 monthly income amount used to calculate DSCR as loan file missing evidence of 1 months' receipt of $XXXX rental income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	No mortgage lates. The borrower has: XXXX Years of Experience.	XXXX	Reviewer Comment (2024-10-28): Lender Exception with Compensating Factors. Reviewer Comment (2024-10-23): Guidelines reflect for a refinance when the lease amount is > 20% the higher lease amount may be used with 2 months current proof of receipt of the higher rental income. The market rent is not > 20% of the lease amount to use 120% of the lease amount. Loan file missing evidence of receipt. Seller Comment (2024-10-18): (Rate Lock) UW: We can use up to 120% of the lease amount as eligible rental income.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111642	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the Guarantor's ownership percentage in the business entity.				Reviewer Comment (2024-12-27): Addendum to by laws verifying 100% ownership. Seller Comment (2024-12-18): (Rate Lock) Please see attached shareholder addendum showing as sole shareholder	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111730	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is located inXXXXand does not have a heating source as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111730	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV for a short term rental without 1 year experience is 70% and subject LTV is 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111730	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum CLTV for a short term rental without 1 year experience is 70% and subject CLTV is 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111833	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet minimum tradelines requirement.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-31): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111833	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow for 3 unit property with ADU in the basement, guides do not allow ADU on multi unit properties.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-31): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111635	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: 0XXXX	Most recent inspection date was appraisal on XXXX.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	Reviewer Comment (2024-12-19): Client elects to Waive. Seller Comment (2024-12-13): (Rate Lock) The appraiser commented on page 4 of the report under Additional Comments that the property is free and clear of any disaster-related damage and there was no effect on marketability. Also okay to waive and downgrade to EV2 if needed.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111635	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Cash-out purpose letter required, signed by Borrower/Guarantor; missing from file.				Reviewer Comment (2024-12-19): Provided. Clear. Seller Comment (2024-12-16): (Rate Lock) That information is contained with the refinance section of the loan app - see page 2 of the attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111635	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit application indicates that Borrower is a co-maker or endorser on a note and that she is not a US Citizen, however, the Background Check and other documentation in the file does not support these selections. A corrected, final, signed Credit Application should be obtained to mitigate this issue or documentation regarding citizenship if not US Citizen.				Reviewer Comment (2024-12-19): Corrected 1003 provided. Seller Comment (2024-12-16): (Rate Lock) Please see attached final loan application marking that the sponsor is a US citizen	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111470	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.				Reviewer Comment (2024-10-28): Documents received, system cleared. Seller Comment (2024-10-24): See attached RCE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111470	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rental history from private landlord requires canceled checks. Checks missing from the loan file.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors provided. The DSCR of 1.39 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-10-28): Lender Exception with Compensating Factors. Seller Comment (2024-10-25): See attached XXXX approved exception Seller Comment (2024-10-24): see attached RCE and Lender exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111660	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate is reflecting address as "XXXX, XXXX" however, Note address is "XXXX, XXXX".				Reviewer Comment (2024-12-10): Received Seller Comment (2024-12-04): See attached corrected flood cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111660	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD provided is the estimated settlement statement. Missing fully executed final HUD.				Reviewer Comment (2024-12-11): Provided. Seller Comment (2024-12-02): See attached Final HUD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111660	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-11): Provided. Seller Comment (2024-12-02): Its noted on the supplemental addendum of the appraisal also Seller Comment (2024-12-02): See attached title with correct loan amount	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111472	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title Policy amount is not provided on title preliminary. Title policy amount is required to cover the subject loan amount of $XXXX Final Title Policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (2024-11-12): Supplemental report provided, exception cleared. Seller Comment (2024-11-07): Title supplement with correct title ins coverage	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111472	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow a two-unit subject with an additional detached unit and allow rental income from the ADU to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Current residence owned 23 years Experienced investor 7+ years	XXXX	Reviewer Comment (2024-11-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111633	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Letter of explanation is missing for XXXX shown on the Credit report under Derogatory accounts.				Reviewer Comment (2024-12-11): Document provided. Seller Comment (2024-12-03): (Rate Lock) See attached LOE regarding derogatory accounts	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111677	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved for DTI of .91 when the requirement is 1.0	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history. FICO exceeds guidelines by at least 20 points.	XXXX	Reviewer Comment (2024-11-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111547	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the Lease in file appears the subject property is rented out to a family member which is ineligible per guidelines.				Reviewer Comment (2024-11-27): LOE provided, exception cleared. Seller Comment (2024-11-15): (Rate Lock) LOE provided showing no relationship	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111685	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	FICO exceeds guidelines by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-03): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-11-21): (Rate Lock) App date is after initial disaster declaration of XXXX. Please downgrade to EV2 and waive.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111685	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file approving DSCR less than 1%.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111556	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the housing payment history requirements and has 3 lates in last 12 months.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111555	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower does not meet the housing payment history requirements and has 3 lates in the last 12 months.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors provided. XXXX cash out as reserves. 732 FICO	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-15): (Rate Lock) Corrected exception provided. Please clear

Reviewer Comment (2025-01-13): Additional comp factor provided is clean mortgage history in the past 24 months when exception is for borrower not meeting housing payment history.

Seller Comment (2025-01-09): (Rate Lock) Provided

Reviewer Comment (2025-01-08): Please provide additional supporting Comp Factors for the waiving of this exception.

Seller Comment (2025-01-06): (Rate Lock) Exception provided

Reviewer Comment (2024-12-16): Exception not provided for housing payment history not being met and late payments in the past 12 months.

Reviewer Comment (2024-12-16): Regraded in error.

Seller Comment (2024-12-06): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving

Reviewer Comment (2024-12-04): Updated approval/lender exception does not state exception for not meeting housing payment history requirements and it also states new loan amount of $710,000.00 but there is no revised Note, Security Instrument, CD, etc.

Seller Comment (2024-11-25): (Rate Lock) exception provided

Reviewer Comment (2024-11-06): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111555	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DSCR is < 1 at 0.97.				Reviewer Comment (2024-12-24): Lender exception changed from DSCR <1 to allowing use of 1007 income for DSCR calculation. Reviewer Comment (2024-12-24): Exception updated. Reviewer Comment (2024-12-24): Lender Exception and Compensating Factor update. Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-12): (Rate Lock) exception provided Reviewer Comment (2024-12-03): Rents $XXXX (lower lease rent $XXXX unit 1 + lower market rent $XXXX unit 2) and PITIA XXXX= 0.97 Seller Comment (2024-11-24): (Rate Lock) DSCR ratio=XXXX/ XXXX=1.001	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111555	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception to use 1007 income for a unit in place of lease with 3 months verification with checks. Tenant pays in cash.	Borrower has owned the subject property for at least 5 years. Miscellaneous	732 FICO	XXXX	Reviewer Comment (2025-01-08): Updated. Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111543	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the cash out LOE provided by the borrower, the funds will be used for debt consolidation, making the subject loan a consumer transaction instead of a business purpose transaction as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-07): Waive per Client's guidance	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111678	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	The appraisal has the property marked as tenant occupied. The loan file is missing a copy of the lease agreement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0x30x12 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.

Seller Comment (2024-12-19): (Rate Lock) Exception provided

Reviewer Comment (2024-12-13): Lessor of market rents from 1007 or lease based on annual tenancy.  To use higher lease amount on a refinance Exception remains

Seller Comment (2024-12-11): (Rate Lock) The appraiser verified the rent per the 1007 so a lease is not needed.

Reviewer Comment (2024-12-10): Lease agreement is required to verify lesser of the amount from 1007 and lease agreement. Exception remains.

Seller Comment (2024-12-09): (Rate Lock) Our guidelines on refinances allow us to use either the appraisal or lease agreement to qualify. As we had the appraisal we would not be required to obtain the lease also.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111551	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for consumer having a 30 day late payment in the last 12 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111743	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing missing in the file.				Reviewer Comment (2025-01-14): Certificate of Good Standing for XXXX Exception cleared. Seller Comment (2025-01-09): (Rate Lock) Cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111743	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow 5% seller paid closing costs instead of max allowable 2%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	FICO exceeds guidelines by at least 40 points. The DSCR of 1.29 is greater than the minimum required DSCR of 1.00. 3years PPP	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-15): (Rate Lock) updated exception with CFs provided Reviewer Comment (2024-12-17): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111743	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in a layered entity and a POA which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	FICO exceeds guidelines by at least 40 points. The DSCR of 1.29 is greater than the minimum required DSCR of 1.00. 3years PPP	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-15): (Rate Lock) updated exception with CFs provided Reviewer Comment (2024-12-17): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111743	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The note was not signed by the Guarantor as an authorized agent.	Reviewer Comment (2025-01-27): Note signed by Authorized Rep and Approved POA for the individual.

Reviewer Comment (2025-01-21): Guidelines require LLCs to be signed as individuals and as authorized signers, the borrowers only signed as individuals, no evidence of signing as authorized signers on behalf of LLC.

Seller Comment (2025-01-10): (Rate Lock) This loan was signed in a POA and the authorized signor does not allow for signature line to reflect in a POA. The POA verbiage 'XXXX signing as attorney in fact, which she is siging as the authorized signor on behalf of the file. This is compliant and the notarized POA provided.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111743	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-13): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111532	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing protection letter is not provided in file				Reviewer Comment (2024-11-11): Closing protection letter is not required for XXXX state. Exception cleared. Seller Comment (2024-11-07): (Rate Lock) CPL is not required in the state of XXXX. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111532	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111569	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject transaction is a refinance and property is vacant using 1007 for rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111569	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed financing and proceeds were paid to the Borrower who will pay down a commercial line of credit used as the source of funds for purchase of property. Guidelines do not allow for a delayed financing transaction for any financing of the property at purchase.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111708	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2024-12-09): Closing Protection Letter is not required for XXXX state. Exception cleared. Seller Comment (2024-12-05): (Rate Lock) There is no CPL in XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111708	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 2	Minimum tradelines requirement not met in file. Borrower has 2 tradelines but not reporting for 24 months required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors. Seller Comment (2024-12-05): (Rate Lock) Updated on exception please review Reviewer Comment (2024-12-02): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111708	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free after vacating subject property and subject loan is a cash out refinance. Guidelines do not allow.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors. Seller Comment (2024-12-05): (Rate Lock) Updated on exception please review Reviewer Comment (2024-12-02): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111744	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXXX based on the Commitment in file.				Reviewer Comment (2025-01-13): Corrected title commitment provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111744	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of .98 does not meet the guideline minimum of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111744	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirement. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111744	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-13): XXXX is not owned by borrower: only one REO owned. No undisclosed REO found.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111671	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a 2 unit project with no master insurance, no recorded CCR and no HOA. Condo plan does not reflect how insurance is to be handled. H0-3 policy and RCE support subject is interior and exterior insured at full replacement cost.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is less than guideline maximum by at least 10%. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111574	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXXbased on the Commitment in file.					Reviewer Comment (2024-12-16): Corrected title coverage provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		B	A	B	A			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow cash out for first time investor, currently owns subject property but has only owned for 11 months and 12 is required.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		The appraisal indicated the property is currently leased. However, a copy of the lease agreement was not provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors. Seller Comment (2025-01-03): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-17): 1007 does not state vacant, pictures on appraisal reflect occupied. Reviewer Comment (2024-12-12): 1007 document showing only comparable properties and as per 1004 tenant occupied. Require lease agreement Exception remains Seller Comment (2024-12-09): (Rate Lock) Per 1007 the subject is not currently rented	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is not provided				Reviewer Comment (2024-12-16): Received Articles of Organization/Formation document. Verified and updated details. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors. Seller Comment (2025-01-03): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-17): Resolution not provided, exception remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Copy of the fully executed operating agreement reflecting the borrower is an authorized signer on behalf of the LLC and has the power to first mortgage the security property for the purpose of securing a loan and that the LLC was created to manage rental properties only.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors. Reviewer Comment (2025-01-06): Operating agreement not provided. Exception remains. Seller Comment (2025-01-03): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-17): Operating agreement not provided. Articles only reflects Managers and registered agent. No ownership percentages provided. Reviewer Comment (2024-12-16): Operating agreement is not receive in file. Exception Remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the borrower has the right to refinance as there are other owners on title.				Reviewer Comment (2025-01-15): Quitclaim deed provided, Inherited property by three siblings and one wanted his share of the inheritance. Refinance only to buy out sibling. Reviewer Comment (2024-12-17): Deed not located in the loan file reflecting transfer of ownership. Seller Comment (2024-12-13): (Rate Lock) Per title a warranty deed was being done at closing	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Document mortgage payment history.				Reviewer Comment (2024-12-17): Subject property is free and clear. Seller Comment (2024-12-09): (Rate Lock) There was no mortgage on the subject - see title and LOE from broker	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111725	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Funds being provided to one of the owners of the property. Verify funds will be used for business purpose and not personal use.				Reviewer Comment (2025-01-15): Quitclaim deed provided, Inherited property by three siblings and one wanted his share of the inheritance. Refinance only to buy out sibling. Seller Comment (2025-01-03): (Rate Lock) Exception updated please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111686	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-03): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-11-23): (Rate Lock) provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111686	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide pre-payment penalty Note addendum as there are two executed in file by the Borrower with different terms one for 12 months and one for 36 months.				Reviewer Comment (2024-12-03): PPP addendum provided, exception cleared. Seller Comment (2024-11-23): (Rate Lock) Rider provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111575	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-11-26): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX. Reviewer Comment (2024-11-25): Require Post Disaster Inspection after the disaster end date XXXX Exception remains Seller Comment (2024-11-20): (Rate Lock) Appraisal was done after it was declared but before it ended, Please downgrade to an EV2 and	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111575	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains two executed prepayment penalty addendums by the Borrower reflecting conflicting terms. Please provide correct prepayment penalty.				Reviewer Comment (2024-11-26): Correct PPP Addendum provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111575	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The loan file is missing a copy of the 1031 exchange agreement where funds were used for the subject closing.				Reviewer Comment (2024-11-25): 1031 Exchange agreement received and verified the details. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111558	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a 12 month payment history for the subject property as required by guidelines.				Reviewer Comment (2024-12-02): Bank statements provided Seller Comment (2024-11-19): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111557	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX	Birth Date for borrower XXXX is not provided.	Reviewer Comment (2025-01-13): Revised Note provided removing non borrowing spouse.

Seller Comment (2025-01-13): (Rate Lock) Please refer to the deed in the signed closing documents in which the spouse as added to the mortgage as title only.

Seller Comment (2025-01-13): (Rate Lock) NBS are required to sign the mortgage please clear.

Reviewer Comment (2025-01-10): They are also listed as borrower on the security instrument, please review all documents and make appropriate corrections.

Seller Comment (2025-01-08): (Rate Lock) corrected note provided

Reviewer Comment (2024-12-16): This exception is firing because the non-borrowing spouse singed the Note.  In order to not provide birth date we need a revised Note removing non-borrowing spouse.

Seller Comment (2024-12-05): (Rate Lock) This is a non-borrowing spouse, and per guidelines not required to be provided. Please refer to non-borrowing owner section.
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350111557	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The Hazard Insurance Policy Effective Date of XXXX is after the later of the note or transaction date XXXX.				Reviewer Comment (2024-12-24): Policy provided with date XXXX Exception cleared Seller Comment (2024-12-20): (Rate Lock) Attached shows policy effective XXXX day of funding	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350111557	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided	Credit Report is missing for borrower XXXX.	Reviewer Comment (2025-01-13): Revised Note provided removing non borrowing spouse.

Seller Comment (2025-01-13): (Rate Lock) Please refer to the deed in the signed closing documents in which the spouse as added to the mortgage as title only.

Seller Comment (2025-01-13): (Rate Lock) NBS are required to sign the mortgage. Please clear.

Reviewer Comment (2025-01-10): They are also listed as borrower on the security instrument, please review all documents and make appropriate corrections.

Seller Comment (2025-01-08): (Rate Lock) corrected note provided

Reviewer Comment (2024-12-16): This exception is firing because the non-borrowing spouse singed the Note.  In order to not provide credit report we need a revised Note removing non-borrowing spouse.

Seller Comment (2024-12-12): (Rate Lock) Per the guidelines "In order to perfect a valid and enforceable first lien, all non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable)." This is not required as she is not on the loan.

Reviewer Comment (2024-12-10): Please provide the credit report for the co borrower as she signed the note and security instrument. Exception remains.

Seller Comment (2024-12-05): (Rate Lock) This is a non-borrowing spouse, and per guidelines not required to be provided. Please refer to non-borrowing owner section.
																			XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350111557	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003	Final 1003 is missing for borrower XXXX	Reviewer Comment (2025-01-13): Revised Note provided removing non borrowing spouse.

Seller Comment (2025-01-13): (Rate Lock) Please refer to the deed in the signed closing documents in which the spouse as added to the mortgage as title only.

Seller Comment (2025-01-13): (Rate Lock) NBS are required to sign the mortgage. Please clear.

Reviewer Comment (2025-01-10): They are also listed as borrower on the security instrument, please review all documents and make appropriate corrections.

Seller Comment (2025-01-08): (Rate Lock) corrected note provided

Reviewer Comment (2024-12-10): Please provide the final 1003 for the co borrower as she signed the note and security instrument. Exception remains.

Seller Comment (2024-12-05): (Rate Lock) This is a non-borrowing spouse, and per guidelines not required to be provided. Please refer to non-borrowing owner section.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350111557	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud Report is missing for borrower XXXX XXXX.	Reviewer Comment (2025-01-13): Revised Note provided removing non borrowing spouse.

Seller Comment (2025-01-13): (Rate Lock) Please refer to the deed in the signed closing documents in which the spouse as added to the mortgage as title only.

Seller Comment (2025-01-13): (Rate Lock) NBS are required to sign the mortgage. Please clear.

Reviewer Comment (2025-01-10): They are also listed as borrower on the security instrument, please review all documents and make appropriate corrections.

Seller Comment (2025-01-08): (Rate Lock) corrected note provided

Reviewer Comment (2024-12-16): This exception is firing because the non-borrowing spouse singed the Note.  In order to not provide fraud report we need a revised Note removing non-borrowing spouse.

Seller Comment (2024-12-12): (Rate Lock) Per the guidelines "In order to perfect a valid and enforceable first lien, all non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable)." This is not required as she is not on the loan.

Reviewer Comment (2024-12-10): Please provide the fraud report for the co borrower as she signed the note and security instrument. Exception remains.

Seller Comment (2024-12-05): (Rate Lock) This is a non-borrowing spouse, and per guidelines not required to be provided. Please refer to non-borrowing owner section.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350111576	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXXis less than the note amount of $XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-12-04): Client elects to waive. Seller Comment (2024-11-25): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111576	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-04): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-11-25): (Rate Lock) app effective after initial declaration date, please downgrade to EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111576	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a copy of the 1031 exchange agreement used for closing as required by guidelines.				Reviewer Comment (2024-12-04): Exchange agreement provided. Seller Comment (2024-11-26): (Rate Lock) agreement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111589	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Max LTV for a purchase with a DSCR of 0.98 is 75%. Subject loan is 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111587	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX.				Reviewer Comment (2024-11-27): Provided XXXX XXXX statement and evidence to access fund already in file, Exception cleared. Seller Comment (2024-11-25): (Rate Lock) Asset documentation provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111587	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing missing in the file.				Reviewer Comment (2024-12-03): Certificate of Good Standing document is available in file. Verified and updated details. Exception Cleared. Seller Comment (2024-12-02): (Rate Lock) Filing receipt shows active date 9/5/24 which confirms good standing. Please clear. Reviewer Comment (2024-11-27): Please provide Certificate of Good Standing, Exception remains. Seller Comment (2024-11-25): (Rate Lock) Articles files with state 9/24 confirming good standing	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111587	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.					Reviewer Comment (2024-11-27): Provided XXXX XXXX statement and evidence to access fund already in file, Exception cleared. Seller Comment (2024-11-25): (Rate Lock) Asset documentation provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111577	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-02): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX

Seller Comment (2024-11-19): (Rate Lock) That is not correct. The appraisal was completed after the initial declaration date. Please downgrade and waive or escalate, as this is the agreed upon solution.

Reviewer Comment (2024-11-13): Exception remains require property inspection report after the disaster end date 11/2/2024

Seller Comment (2024-11-12): (Rate Lock) Appraisal was completed after initial disaster date, but prior to end date. Please down grade to EV2 and waive
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy amount not reflected on preliminary title in file.				Reviewer Comment (2024-12-16): Lender acknowledged and elected to waive. Seller Comment (2024-12-05): (Rate Lock) accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided		Closing Instructions are missing				Reviewer Comment (2024-12-09): Escrow/Closing instruction provided. Exception cleared. Seller Comment (2024-12-05): (Rate Lock) instructions provided; we do not require these to be signed. please clear Seller Comment (2024-12-05): (Rate Lock) These were attached to the mortgage in the signed documents portion of the investor package.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing				Reviewer Comment (2025-01-08): LLC. Operating agreement shows both borrowers as 50% ownership each. Seller Comment (2024-12-19): (Rate Lock) SOS provided showing both borrowers are managing members. This is suffcient. Reviewer Comment (2024-12-09): Provided document is Business entity and does not specify borrower is managing members Exception remains Seller Comment (2024-12-05): (Rate Lock) Proof both borrowers are the only managing members provided and sufficient for corporate resolution	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment, assignment of leases and rent rider missing from the loan file.				Reviewer Comment (2024-12-09): Prepayment Rider and Assignment of leases and rent rider provided and associated. Exception cleared. Seller Comment (2024-12-05): (Rate Lock) These were attached to the mortgage in the signed documents portion of the investor package.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-17): 1004D provided, exception cleared. Reviewer Comment (2025-01-17): .. Reviewer Comment (2024-12-17): Lender exception with compensating factors. Seller Comment (2024-12-09): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111559	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The contract for the subject property has been assigned to the borrower from another party which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111525	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The subject loan Security Instrument was not located within the loan file.				Reviewer Comment (2024-11-06): Security instrument provided, Exception cleared Seller Comment (2024-11-06): (Rate Lock) Provided DOT and correct PPP rider	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111525	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is 0.765 when 1.00 is the minimum requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111525	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-05): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111525	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains two borrower signed prepayment addendums one reflecting a 12 month term and one reflecting a 36 month term. Provide correct prepayment addendum.				Reviewer Comment (2024-11-12): Prepayment addendum provided, exception cleared. Seller Comment (2024-11-06): (Rate Lock) Provided DOT and correct PPP rider	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111525	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note is not signed by an authorized signor for the LLC as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111571	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Exception already raise				Reviewer Comment (2024-11-27): Escrow instructions provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111571	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow new lease amount on purchase transaction for $XXXX vs market rent of $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-14): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111571	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower's new lease and prepaid rent to family. The borrower's cousin is the tenant.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-14): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111526	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The Guidelines state if loan amount is <$125,000.00 than a 5% reduction to LTV/CLTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.49 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors. Seller Comment (2024-11-23): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111526	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	The Guidelines state if loan amount is <$125,000.00 than a 5% reduction to LTV/CLTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.49 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors. Seller Comment (2024-11-23): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111581	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease Agreement is missing in the file.				Reviewer Comment (2024-11-21): 1004 stating property is vacant and rent comparable already in file, Exception cleared. Seller Comment (2024-11-20): (Rate Lock) Subject is not currently rented out; it is vacant per the appraisal. Subject is being fixed up by the borrower.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111581	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $XXXX.	The subject loan amount is < the guideline minimum of $100,000.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111581	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 101.22198% exceeds Guideline loan to value percentage of 80.00000%.	The max LTV for a cash out refinance is 80%. The subject loan is delayed financing and the lower of the current appraised value or prior purchase price is to be used for the LTV per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Exception provided to use the appraised value.

Reviewer Comment (2025-01-03): ..

Reviewer Comment (2025-01-03): Lender exception with compensating factors.

Reviewer Comment (2024-12-29): Unable to locate new lender exception for use of appraised value.

Seller Comment (2024-12-16): (Rate Lock) Exception updated to use appraised value, please review

Reviewer Comment (2024-11-21): Per Guidelines, The maximum LTV/CLTV ratio for the transaction is based upon the lower of the current appraised value or the property’s purchase price plus documented improvements. Please provide cost of Improvements as to determine the "lower value".

Seller Comment (2024-11-20): (Rate Lock) Per the appraiser the following items have been updated since the borrower purchased it on 08/2024; kitchen updated, bathrooms updated, new HVAC, updated plumbing and electrical, new interior paint, lighting, refinished hardwood floors and new LVP flooring in kitchen. Due to these improvements please use the appraised value to calculate the LTV for consideration.

Seller Comment (2024-11-20): (Rate Lock) Subject is not currently rented out; it is vacant per the appraisal. Subject is being fixed up by the borrower.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111581	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 101.22198% exceeds Guideline combined loan to value percentage of 80.00000%.	The max LTV for a cash out refinance is 80%. The subject loan is delayed financing and the lower of the current appraised value or prior purchase price is to be used for the LTV per guidelines.	Reviewer Comment (2025-01-03): Exception provided to use the appraised value.

Reviewer Comment (2024-12-29): Unable to locate new lender exception for use of appraised value.

Seller Comment (2024-12-16): (Rate Lock) Exception updated to use appraised value, please review

Reviewer Comment (2024-11-21): Per Guidelines, The maximum LTV/CLTV ratio for the transaction is based upon the lower of the current appraised value or the property’s purchase price plus documented improvements. Please provide cost of Improvements as to determine the "lower value".

Seller Comment (2024-11-20): (Rate Lock) Per the appraiser the following items have been updated since the borrower purchased it on XXXX; kitchen updated, bathrooms updated, new HVAC, updated plumbing and electrical, new interior paint, lighting, refinished hardwood floors and new LVP flooring in kitchen. Due to these improvements please use the appraised value to calculate the LTV for consideration.

Seller Comment (2024-11-20): (Rate Lock) Subject is not currently rented out; it is vacant per the appraisal. Subject is being fixed up by the borrower.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111581	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraised value was used for the LTV vs the prior purchase price as required by guidelines for delayed financing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111732	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved allowing DSCR of .87 when 1.00 is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111732	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $XXXX.	Lender exception approved allowing XXXX loan amount when 100k is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111682	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible property type. Subject is a detached (site) 2-4 unit condo in which a single deed conveys all 4 units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	FICO exceeds guideline minimum by at least 20 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111682	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-16): Watchlist names not exact match and additional loan in progress with XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111533	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is refinance and the property is vacant, using market rents for qualification.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111533	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for vacant cash-out refinance is 70% as a 5% reduction in the LTV is required per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111533	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV for vacant cash-out refinance is 70% as a 5% reduction in the LTV is required per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-01): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111750	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for the DSCR score below 1 at 0.756 based on Lease and 0.823 based on Market Rent Schedule.	Borrower has owned the subject property for at least 5 years. Miscellaneous	0 x 30 x 24	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111771	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception at origination for DSCR 0.87 lesser than 1 score. Comps Factor FICO 713.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111835	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception to allow vesting in a multi-layered entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111591	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Subject DSCR of 0.98 does not meet Guideline Debt Service Coverage Ratio of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111591	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	There are red flags on the Fraud Report that remain open.				Reviewer Comment (2024-12-03): 1008 with alerts addressed provided. Seller Comment (2024-11-22): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111688	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not document the Borrower's ownership percentage in the business for the account (ending XXXX) using for closing/reserves.	Reviewer Comment (2024-12-17): Evidence of sole owner of the account provided.

Reviewer Comment (2024-12-12): Unable to proceed with the provided document. Require operating agreement only for XXXX to verify the ownership of the XXXX. Exception remains.

Seller Comment (2024-12-10): (Rate Lock) Attached document from SOS supports the last changes filed for the LLC were on XXXX and the only member listed is our borrower. Please review.

Reviewer Comment (2024-12-06): Required operating agreement for XXXX to verify the ownership of the XXXX. Exception Remains.

Seller Comment (2024-12-04): (Rate Lock) The attached document shows the borrower as the sole owner of this bank account and his spouse as a signor.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111688	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		The borrower's non borrowing spouse contributed funds for closing however, the loan file does not document 60 days of statements as required by guidelines.				Reviewer Comment (2024-12-09): Exception cleared, as funds used to verify deposit not being used for subject transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111674	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	Reviewer Comment (2024-11-06): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-11-06): (Rate Lock) PDI provided, please downgrade to EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111674	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.80 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the minimum required of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-11-05): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111700	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-26): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111553	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-11-19): Exception cleared. Seller Comment (2024-11-12): (Rate Lock) 1008 provided, all properties listed on fraud alert were qualified	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111560	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided						Reviewer Comment (2024-12-03): Source of funds provided, exception cleared. Seller Comment (2024-11-22): (Rate Lock) Docs provided Reviewer Comment (2024-11-19): Subject loan reflects as delayed financing, purchased 05.24.24. Guidelines require source of funds for purchase. Seller Comment (2024-11-11): (Rate Lock) This is a cash-out refinance, please advise what documentation needs to be provided?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111549	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lease agreement in file is not for the subject property. Missing lease agreements for the subject property.				Reviewer Comment (2024-11-12): Property search provided reflecting property is one in the same in regards to address discrepancy, exception cleared. Seller Comment (2024-11-07): (Rate Lock) Provided shows they are the same property	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111549	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower paid off a personal debt with proceeds from transaction which is ineligible per guidelines creating a consumer transaction and subject to ATR and TRID.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR is > the guideline minimum by at least .50. LTV is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors. Seller Comment (2024-11-12): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111689	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is approved and requested for 11/07 investor trading approval compensating factors are 0*30*24 housing history borrower exception requested 11.7: DSCR score up to 0.79 based on new info provided 11/4 DSCR ratio down to 0.690 now. Requesting exception for DSCR score under 1.00 using only lease provided which is higher than 1007 market rent customer compensating factors.	Miscellaneous Borrower's Experience/Track Record	0X30X24 housing history Borrower's Experience/Track Record. The borrower has: 2.9 Years of Experience.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111689	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Miscellaneous Borrower's Experience/Track Record	0X30X24 housing history Borrower's Experience/Track Record. The borrower has: 2.9 Years of Experience.	XXXX	Reviewer Comment (2024-12-04): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111578	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-14): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111578	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains two prepayment penalty addendums executed by the Borrower with conflicting terms. Please provide correct prepayment penalty addendum.				Reviewer Comment (2024-12-02): Prepayment rider provided Seller Comment (2024-11-19): (Rate Lock) Rider provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111704	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approved to proceed with DSCR of 0.837 when 1.00 is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111704	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property was listed for sale within the most recent 6 months which is ineligible for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111566	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.66 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception to allow to use the new lease for rental income instead of the 1007 to calculate the DSCR Score.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-19): Lender exception with compensating factors. Seller Comment (2024-11-15): (Rate Lock) Please see the approved exception on this loan exception ID2731 - to use the lease Reviewer Comment (2024-11-15): As per comparable rent schedule on file the average rent is $XXXX, resulting in DSCR 0.66. Exception remains. Seller Comment (2024-11-12): (Rate Lock) Gross rent $XXXX / PITIA $XXXX = DSCR 1.22 - please review for consideration	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111566	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	A verification of rental history on the Borrower Primary is missing from the loan file.	Reviewer Comment (2024-11-25): Verification of Rent document received and associated. Exception Cleared.

Seller Comment (2024-11-20): (Rate Lock) Document provided is where the borrower lives, it is in a RV park. Per their website they do daily, weekly or monthly rates. The document provided gave a 12 month history of their rent being paid. Here is the website for the RV park: XXXX

Reviewer Comment (2024-11-19): Statement reflects Borrower moved out XXXX and 1003 states Borrower has been living at the property for 23 years. Statement reflects check in on XXXX, document does not appear to be a rental verification.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111692	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-12-18): Received Secondary valuation. Exception Cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No
XXXX	XXXX	4350111692	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-20): Items addressed on 1008.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Post disaster inspection provided dated XXXX. Please override	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-30): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Layered LLC. "XXXX" appears to be owned 100% by " XXXX".	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	All red flags on fraud report were not addressed by the lender.				Reviewer Comment (2024-12-04): Sam.gov on Susan Cook - no name match. Appraiser name not matching. Seller Comment (2024-11-25): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	The loan file is missing the operating agreement for XXXX	Reviewer Comment (2024-12-17): Received CPA letter reflecting ownership percentage.

Seller Comment (2024-12-16): (Rate Lock) Equivalent to OA provided showing ownership of ERES provided

Reviewer Comment (2024-12-12): Received operating agreement for XXXX, however required operating agreement for XXXX Exception Remains.

Seller Comment (2024-12-09): (Rate Lock) executed OA for LLC vesting provided

Reviewer Comment (2024-12-06): As per title, vesting is "XXXX LLC" so operating agreement is required. Exception remains.

Seller Comment (2024-12-04): (Rate Lock) The only section that requires the OA if the loan is vested in an LLC; the vesting is XXXX. This is not needed for ERES.

Reviewer Comment (2024-11-29): Operating Agreement requires per guideline, Exception remains

Seller Comment (2024-11-25): (Rate Lock) CPA letter confirms ownership of ERES, no OA needed as this is not the LLC reflected in vesting.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Two prepayment penalty addendums signed by Borrower in file reflecting conflicting terms ( one 12 months and one 24 months).				Reviewer Comment (2024-12-04): Verified 2 year PPP per repayment addendum and page one of final CD. Seller Comment (2024-11-25): (Rate Lock) PRovided correct one	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111497	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-17): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-12-09): (Rate Lock) Please downgrade to EV2 and waive as app done after initial declaration date	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111492	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: XXXX, Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX	Borrower has a collection account open <2 years and greater than $10,000, guidelines require payoff.				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111492	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title is missing coverage amount.				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111492	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Approved Lender Exception - The most lease agreements that don't start till XXXX to increase DSCR over 1.00, Compensating Factor - LTV 63%, Housing history 0X30X24, Month Reserve 16.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-17): Lender Exception with Compensating Factors. Seller Comment (2024-12-09): (Rate Lock) Updated exception with updated comp factors Reviewer Comment (2024-10-30): Borrower didnt make a payment in Sept, not 0x30x24. Please provide corrected Lender Exception with Comp Factors. Reviewer Comment (2024-10-30): Update CF. Reviewer Comment (2024-10-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111492	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		No payment made in XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-17): Lender Exception with Compensating Factors. Seller Comment (2024-12-09): (Rate Lock) Updated exception with updated comp factors Reviewer Comment (2024-10-30): Borrower didnt make a payment in Sept, not 0x30x24. Please provide corrected Lender Exception with Comp Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111492	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception to leave Mobile Home on property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-17): Lender Exception with Compensating Factors. Seller Comment (2024-12-09): (Rate Lock) Updated exception with updated comp factors	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111503	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the housing payment history requirements as there have been 3 lates in the last 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111503	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The city is different than the city reflected on the Note.				Reviewer Comment (2024-11-13): Hazard insurance document provided. Exception cleared. Seller Comment (2024-11-12): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111503	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	The city is different than the city reflected on the Note.	Reviewer Comment (2025-01-08): Parcel number matches subject property.

Seller Comment (2025-01-02): (Rate Lock) Please waive. Our closing docs and appraisal all match the city and parcel number. The desk review has to correct parcel number, so it is reviewing the correct property. Sometimes the cities and townships overlap in areas in New Jersey but since the parcel number matches, we can confirm it is the right property.

Reviewer Comment (2024-12-10): The Desk Review reflects Princeton Junction, not XXXX. Unable to clear.

Seller Comment (2024-11-26): (Rate Lock) The difference between the appraisal and note is the word "Township." Both show the city as XXXX, the appraiser just left out the word "Township." However, if you review the legal description the appraiser included in the report, it does show the city as XXXX Township, so the address on the appraisal is an insignificant omission.

Reviewer Comment (2024-11-19): Updated desk review not provided.

Seller Comment (2024-11-12): (Rate Lock) Provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111594	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Provide a PDI.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-10-18): Declaration end not present but PDI provided reflects no damage. Buyer Comment (2024-10-18): Please see attached PDI, no damage.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		A	B	A	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111649	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	The subject property is located in a FEMA disaster that does not have a declared end date. A post disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2024-12-27): PDI report provided. System cleared. Seller Comment (2024-12-17): (Rate Lock) The appraiser comments in the addendum (see page 12 of attached PDF) that there was not damage to the property from the hurricane or any other weather event. Appraisal completed after FEMA disaster event. Okay to waive and downgrade to EV2 if needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111649	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-27): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111651	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for asbestos shingle siding on the property as noted on the Appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111746	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX	The Maximum Single Family Dwelling, Rate and Term Refinance maximum loan amoun is $2,500,000.00. The Subject Loan amount is $XXXX	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO of 739 which is 39 points greater than the guideline minimum.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111746	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The loan is great than $2,000,000 and a second appraisal is required per guidelines.				Reviewer Comment (2024-12-26): Received Secondary appraisal. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) 1st appraisal provided; 2nd was sent in the investor package	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111654	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		One month bank statement provided in file fromXXXX, whereas guidelines require 2 months.				Reviewer Comment (2024-12-04): Received Seller Comment (2024-11-26): (Rate Lock) Uploaded two months' worth of XXX bank statements. There are two different personal accounts, so I included both since it wasn't specified which was missing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111654	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.53 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.53 does not meet required Guideline Debt Service Coverage Ratio 1.00. Approval states short-term rental gross rents used to determine DSCR. Missing evidence of the 11 months of operating history that was averaged over 12 months to validate $XXXX/month gross rents used to qualify.				Reviewer Comment (2024-12-16): Operating history provided, exception cleared. Seller Comment (2024-12-05): (Rate Lock) Please see attached legible version of TTMs Reviewer Comment (2024-12-04): Document provided is not legible. Possibly seperate and load in 2 uploads so the print will be larger? Seller Comment (2024-11-26): (Rate Lock) Uploaded operating history.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111654	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.99 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 8.99 is less than Guideline PITIA months reserves of 9.00.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Experienced investor	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) See attached ASR outlining that an underwriting exception was granted for the reserves requirement being short by $42 per section 1E of the underwriting guidelines (Exceptions to the guidelines are not authorized outside of de minimis nature unless explicitly confirmed by loan purchaser.)	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111690	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Contract or Sales Contract Addendum is missing in the file.				Reviewer Comment (2024-11-29): Purchase Contract provided Exception cleared Seller Comment (2024-11-25): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111690	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated DSCR is 0.92. However as per the provided guidelines required DSCR is 1. Guidelines requirement not met. Gross rents is $XXXX per comparable rent schedule and PITIA is $XXXXper first payment letter and 1008 = .92 DSCR	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	726 FICO	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111690	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $XXXX.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.Guidelines requirement not met.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	726 FICO	XXXX	Reviewer Comment (2024-11-22): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350111659	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Market rents were included with the appraisal based on short term rents with appraiser comments that were used to qualify vs guideline requirement of market rent based on long term basis.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. LTV is at least 10% less than the guideline requirement. 0x30x36 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111701	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Rider marked on Security Instrument and reflected on Note but Rider missing from file.				Reviewer Comment (2024-12-16): Received Prepayment Rider. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111701	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR <1 does not meet guidelines for a cash out refinance for an 80% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111701	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.82456% exceeds Guideline loan to value percentage of 75.00000%.	80% LTV exceeds guideline maximum of 75% LTV for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111701	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.82456% exceeds Guideline combined loan to value percentage of 75.00000%.	80% LTV exceeds guideline maximum of 75% LTV for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111727	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The Subject property is Non-warrantable Condo.				Reviewer Comment (2024-12-16): Subject meets Non-Warrantable Guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111727	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ration of 0.92 does not meet guideline Debt service coverage ratio 1.00	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-11): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111727	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the loan closing with a POA for both borrowers.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-11): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111687	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Need a post disaster property inspection report showing no damage to the subject property.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-24): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111687	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111617	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-12-03): Received Seller Comment (2024-11-21): (Rate Lock) Please see attached fraud report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111617	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Occupancy discrepancy reflected. The appraisal reflects the subject property as vacant but lease in file started in XXXX and lease income was used for qualification.				Reviewer Comment (2024-12-03): Appraisal addresses. Seller Comment (2024-11-21): (Rate Lock) This is address in the appraisal addendum (see attached appraisal highlighted area on page 11 of the PDF and in an LOE from the landlord. The tenant moved out due to a family emergency. We requested proof of rent payments which were provided (also attached).	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111698	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111698	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a condo unit having square footage of XXXX is the minimum required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111699	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower 1 placed a credit freeze on her Transunion repository. Guidelines state that the credit report used to evaluate a loan may not reflect a security freeze.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 60.34% LTV	XXXX	Reviewer Comment (2024-12-29): Lender Exception with Compensating Factors. Seller Comment (2024-12-16): (Rate Lock) Exception approved for this, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111693	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved allowing to use market rent instead of current lease, Current lease is with family member and is significantly less than market rent.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% less than the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111772	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111772	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use the higher appraised value for LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111791	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR score below the required 1.00 with a FICO of 689 on a Cash-Out Refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-17): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111738	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 692 is less than Guideline representative FICO score of 720.	Lender exception approved for fico of 692 when 720 is required for escrow waiver,	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111786	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than guideline minimum for a first-time investor of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111664	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 689 is less than Guideline representative FICO score of 700.	Low ratio program requires a minimum credit score of 700.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves exceed guidelines by at least 4 months. LTV is at least 10% less than the guideline maximum. 0x30x58 month housing history.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111733	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV exceeds guideline max of 75% for loans under $125,000.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Lender Exception with Compensating Factors provided. Borrower's Experience/Track Record. The borrower has: 8 Years of Experience.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111733	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV exceeds guideline max of 75% for loans under $125,000.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Lender Exception with Compensating Factors provided. Borrower's Experience/Track Record. The borrower has: 8 Years of Experience.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111713	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline maximum of 70% for a short term rental in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111713	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline maximum of 70% for a short term rental in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111713	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a non warrantable condo without a full kitchen missing stove/oven.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceeds guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111838	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing not provided.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-13): (Rate Lock) COGs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111838	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for cash out on a non warrantable condo is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111838	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max CLTV for cash out on a non warrantable condo is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111838	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA has no reserve allocation on the budget and the master insurance policy does not include fidelity bond coverage.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111718	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow 1007 market rent only for income ratio on a refi. Subject is currently vacant.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111650	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	The subject property is located in a FEMA disaster that does not have a declared end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	Reviewer Comment (2024-12-12): Client elects to Waive. Seller Comment (2024-12-03): (Rate Lock) See attached PDI showing the property is free and clear of any disaster-related damage after the event (event occurred XXXX and PDI completed XXXX). Also okay to downgrade to EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	4350111650	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	CDA value does not support the primary appraisal value. Variance was greater than 10%, a required field review was provided.	Reviewer Comment (2024-12-27): Waived per client request.

Seller Comment (2024-12-20): (Rate Lock) Please waive and downgrade to EV2

Reviewer Comment (2024-12-19): This exception can be waived and remain an EV2B.

Seller Comment (2024-12-13): (Rate Lock) What do we need to do on our end as the seller to clear the condition? This does not go against guidelines requirements and I have no idea what is expected of us to clear this condition if it is just informational. Please advise.

Reviewer Comment (2024-12-12): This is just an EV2 informational exception which identifies a lower valued valuation if file that can be waived.

Seller Comment (2024-12-03): (Rate Lock) Per EasyRent DSCR guidelines Section 11B when a CDA variance exceeds 10% then a field review is ordered. The field review has a 5% tolerance and, "if the field review is less than or equal to 5% below the appraised value, use the appraised value for LTV calculations." The appraiser marked on page 1 (page 2 of the PDF) of the field review review under question 10 that the opinion of market value in the appraisal report under review is accurate as of the effective date of the appraisal report which means the appraised value (XXXX as of XXXX) is to be used per guidelines.
																			XXXX	XXXX	XXXX	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	4350111650	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	Reviewer Comment (2024-12-27): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	4350111831	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2025-01-06): Evidence of inspection provided. Seller Comment (2024-12-27): (Rate Lock) The appraisal was completed after the disaster occurred and the appraiser commented on pdf pg 8 of the report that there was no damage due to recent storms. Ok to downgrade to EV2 if needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111831	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not document the Borrower's sole ownership in the entity that business funds were used for closing/reserves as required by guidelines.				Reviewer Comment (2025-01-06): Ownership percentage provided. Seller Comment (2024-12-27): (Rate Lock) See attached bylaws for XXXX. Borrower is the sole shareholder.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111831	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: 0XXXX	Inspection prior to End Date. Exception can be downgraded and Waived or post end date inspection can be provided.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX.	XXXX	Reviewer Comment (2025-01-07): Client elects to Waive. Seller Comment (2025-01-07): (Rate Lock) We commented on 12/27/24 on the response to the other FEMA Disaster Issue condition that it is okay to downgrade to EV2 if needed. Please waive and downgrade to EV2 ASAP. Thanks!	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-12): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Borrower is first time homebuyer and first time investor which is not allowable per guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. Miscellaneous Miscellaneous Miscellaneous	Borrower exceeds minimum contribution requirement of 10% with 25% down of own funds. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX FICO is 15 points > the guideline minimum. Low credit utilization. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Exception updated to include more comps

Reviewer Comment (2024-12-20): Compensating Factors listed are not compelling to apply to the exception as they are basic requirements for First Time Investor and program = 0 x 30 24, score of 680, reserves of 9.00. Provide compelling Comp Factors beyond program requirements for Lender Exception.

Seller Comment (2024-12-16): (Rate Lock) Exception updated with more comps please review

Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception Approved allowing DSCR of 0.92 when 1.00 is required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. Miscellaneous Miscellaneous Miscellaneous	Borrower exceeds minimum contribution requirement of 10% with 25% down of own funds. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX FICO is 15 points > the guideline minimum. Low credit utilization. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Exception updated to include more comps

Reviewer Comment (2024-12-20): Compensating Factors listed are not compelling to apply to the exception as they are basic requirements for First Time Investor and program = 0 x 30 24, score of 680, reserves of 9.00. Provide compelling Comp Factors beyond program requirements for Lender Exception.

Seller Comment (2024-12-16): (Rate Lock) Exception updated with more comps please review

Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Tradelines do not meet guideline requirement of either 3 opened for 12 months or 2 opened for 24 months with activity in the last 12 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. Miscellaneous Miscellaneous Miscellaneous	Borrower exceeds minimum contribution requirement of 10% with 25% down of own funds. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX FICO is 15 points > the guideline minimum. Low credit utilization. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Exception updated to include more comps

Reviewer Comment (2024-12-20): Compensating Factors listed are not compelling to apply to the exception as they are basic requirements for First Time Investor and program = 0 x 30 24, score of 680, reserves of 9.00. Provide compelling Comp Factors beyond program requirements for Lender Exception.

Seller Comment (2024-12-16): (Rate Lock) Exception updated with more comps please review

Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The project has 2 mid rise buildings containing 18 units each and there is not master flood policy for non-warrantable condo. Borrower is covering flood on individual level.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. Miscellaneous Miscellaneous Miscellaneous	Borrower exceeds minimum contribution requirement of 10% with 25% down of own funds. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX FICO is 15 points > the guideline minimum. Low credit utilization. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Exception updated to include more comps

Reviewer Comment (2024-12-20): Compensating Factors listed are not compelling to apply to the exception as they are basic requirements for First Time Investor and program = 0 x 30 24, score of 680, reserves of 9.00. Provide compelling Comp Factors beyond program requirements for Lender Exception.

Seller Comment (2024-12-16): (Rate Lock) Exception updated with more comps please review

Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	EAD card in file reflecting category of C0 which is ineligible per guidelines, borrower unable to provide VISA.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. Miscellaneous Miscellaneous Miscellaneous	Borrower exceeds minimum contribution requirement of 10% with 25% down of own funds. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX FICO is 15 points > the guideline minimum. Low credit utilization. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Exception updated to include more comps

Reviewer Comment (2024-12-20): Compensating Factors listed are not compelling to apply to the exception as they are basic requirements for First Time Investor and program = 0 x 30 24, score of 680, reserves of 9.00. Provide compelling Comp Factors beyond program requirements for Lender Exception.

Seller Comment (2024-12-16): (Rate Lock) Exception updated with more comps please review

Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111728	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-20): Fraud Comments provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111694	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property has an ADU that is slightly larger in size than the main house.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111751	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00 for an LTV of 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111751	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is living rent free purchasing an investment property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111797	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2024-12-16): Final closing statement provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111759	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to use 3rd party documentation in lieu of RCE. Looking to use the Appraiser's estimate to replace which is $XXXX. The coverage is $XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-31): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111721	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX, Credit Report: Original // Borrower: XXXX XXXX Borrower has 2 Open Tradelines which is less than the minimum required by guidelines. Borrower has 1 Open Tradelines which is less than the minimum required by guidelines.	Borrower 2 does not meet credit tradeline requirements. There are no current active accounts and is authorized user on borrower 1's tradelines. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111721	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than guideline minimum 1.00 for a first-time investor.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111773	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		To use rents higher than is reflected on the 1007: Existing lease agreement(s) with 3-month proof of rent received. Missing proof of 3-months received.				Reviewer Comment (2025-01-14): Verification on three month rents received.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111765	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 60.00000%.	Subject property acquired within the past 12 months. LTV is capped at 60%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111765	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 60.00000%.	Subject property acquired within the past 12 months. LTV is capped at 60%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-22): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111709	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Per the appraisal provided, the subject property is currently tenant occupied; however, a copy of the lease agreement was not provided.				Reviewer Comment (2024-12-29): Loan meets maximum LTV for unleased property. Using market rents to determine DSCR calculation. Seller Comment (2024-12-17): (Rate Lock) Added to exception, please review Reviewer Comment (2024-12-10): Please provide the lease agreement for subject property. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111709	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 650 is less than Guideline representative FICO score of 680.	Lender exception allowing 650 FICO score when 680 is required for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111709	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved allowing cash out refinance for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111760	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX	Spouse consent form missing in loan file.				Reviewer Comment (2025-01-02): Title preliminary that shows vesting in married, sole and separate (not jointly) AND HAS A PREVIOUS INTERSPOUSAL DEED, a consent form is not required. Exception cleared. Seller Comment (2024-12-30): (Rate Lock) Borrower previously took title as 'sole and separate' the spouse would have had to previously relinquish their rights, and they no longer have any ownership in the property, therefore the spousal consent document is not required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111760	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2025-01-02): Title preliminary that shows vesting in married, sole and separate (not jointly) AND HAS A PREVIOUS INTERSPOUSAL DEED, a consent form is not required. Exception cleared. Seller Comment (2024-12-30): (Rate Lock) Borrower previously took title as 'sole and separate' the spouse would have had to previously relinquish their rights, and they no longer have any ownership in the property, therefore the spousal consent document is not required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111767	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-13): Previous loan for borrower - XXXX. Seller Comment (2025-01-09): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111741	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		One of the subject property's units has been vacant per the appraisal. The lease agreement has been provided but starts on 11.15.24 as unit was being renovated.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-29): Unable to locate updated lender exception evidencing additional compensating factors. Seller Comment (2024-12-17): (Rate Lock) Exception updated with more comps, please review for consideration Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111761	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing tax certificate verifying $XXXX/year for subject property used to determine DSCR.				Reviewer Comment (2025-01-14): Tax certificate provided Seller Comment (2025-01-02): (Rate Lock) uploaded	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111742	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111665	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Lease agreement not provided in file, property is vacant per appraisal, guidelines do not allow vacant properties on no ratio DSCR and refinance transactions.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-16): Lender acknowledges and waives with compensating factors. Seller Comment (2024-12-05): credit exception Seller Comment (2024-12-05): lock Seller Comment (2024-12-05): This is a Low Ratio loan, updated CTC Undw approval, exception and updated lock	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	HI	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111665	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for HOA not allocating at 5% of the HOA dues to the Reserve Fund - Non warrantable condo.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-16): Lender acknowledges and waives with compensating factors. Seller Comment (2024-12-05): Underwriting credit exception accepted by buyer Reviewer Comment (2024-11-26): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	HI	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111665	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration exceeds 60% (63%)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-16): Lender acknowledges and waives with compensating factors. Seller Comment (2024-12-05): Underwriting credit exception accepted by buyer Reviewer Comment (2024-11-26): Please provide valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	HI	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111754	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a recertification of value on a transferred appraisal.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111754	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XXXX	A recertification of value is in file from a transferred appraisal.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111787	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		Closing Protection Letter is missing.				Reviewer Comment (2025-01-13): Closing Protection Letter not required for XXXX state. Exception cleared. Seller Comment (2025-01-08): (Rate Lock) CPL is not required in XXXX please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111787	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing.				Reviewer Comment (2025-01-13): Closing Protection Letter not required for XXXX. Exception cleared. Seller Comment (2025-01-08): (Rate Lock) CPL is not required in XXXX please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111787	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated DSCR of 0.93 does not meet the guidelines requirement of 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111787	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-21): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111755	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111755	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-14): LSFM: other REOs do not impact qualification for DSCR loan.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111798	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Corporate Resolution was not located within the loan file.				Reviewer Comment (2024-12-18): Operating agreement provided, single member entity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111798	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The fully executed Operating Agreement for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2024-12-18): Operating agreement provided, single member entity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111798	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX	The red-flagged issues listed on the Fraud Report were not cleared and time stamped.				Reviewer Comment (2024-12-18): Alerts cleared on report.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111799	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing				Reviewer Comment (2024-12-17): Operating agreement provided reflecting single member entity. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111799	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing				Reviewer Comment (2024-12-17): Operating agreement provided reflecting single member entity. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111799	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area provide A post disaster inspection verifying there was no damage the inspection must include exterior photos and the property must be re-inspected on or after XXXX. declared end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-17): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111799	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-17): Alerts cleared on report.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111782	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The subject DSCR is .850 and the guideline minimum DSCR is 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111782	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111712	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers are foreign nationals who do not meet the minimum tradeline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves exceed guidelines by at least 4 months. Down payments of at least 5% and XXXX. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-14): Lender exception with compensating factors. Seller Comment (2025-01-03): (Rate Lock) Exception provided Reviewer Comment (2024-12-12): Final 1003 reflect NonPerm Res Alien, and Lender Exception is for Foreign National with insufficient trade lines. Provide valid Comp Factors, as the 0x30x24 is not verified in the file. Borrower's home is in XXXX. Seller Comment (2024-12-04): (Rate Lock) 1003 confirms both are US citizens	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111707	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-12): 1008 provided with information. Cleared. Seller Comment (2024-12-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111707	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The loan file is missing the operating agreement for XXXX to reflect the Borrower's ownership interest as the subject property was vested in business at origination.				Reviewer Comment (2024-12-06): Received operating agreement. Exception Cleared. Seller Comment (2024-12-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111769	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Owns two additional investment properties.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111769	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Owns two additional investment properties.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111737	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer identification number is missing in file.				Reviewer Comment (2024-12-23): Employer identification number provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111653	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	There are red flags on the fraud report (Drive report) that have not been addressed/cleared.				Reviewer Comment (2024-12-27): Verification of mortgage provided with letter of explanation. Seller Comment (2024-12-19): (Rate Lock) Please see attached LOE from the underwriter with findings and associated documents to clear red flags Reviewer Comment (2024-12-17): High alert for borrower property ownership records online indicate possible undisclosed real estate and/or mortgage debt. Seller Comment (2024-12-11): (Rate Lock) Please provide a list of red flags that need to be addressed. The borrower profile report on Drive shows None under High Risk Fraud Alerts for both XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111848	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXXX	Insufficient funds for down payment and closing costs. Assets for closing of $0.00 is less than required assets of $XXXX. No bank statements were provided in file.				Reviewer Comment (2025-01-06): Asset statements provided. Seller Comment (2024-12-27): (Rate Lock) See attached all financial accounts utilized for liquidity and entity documents for XXXX to prove ownership of / access to XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	WI	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111848	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.	Insufficient funds for reserves. No bank statements were provided in file.				Reviewer Comment (2025-01-06): Asset statements provided. Seller Comment (2024-12-27): (Rate Lock) See attached all financial accounts utilized for liquidity and entity documents for XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	WI	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111756	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111729	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is zoned agriculture however appraiser states this is for tax purposes only.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111729	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111729	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a log cabin which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111639	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.02 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Borrower does not meet the minimum DSCR requirement of 1.25 for a short term rental.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Down payment from borrower's own funds of at least 5% and XXXX. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111723	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.89 is less than Guideline PITIA months reserves of 9.00.					Reviewer Comment (2024-12-29): Included appraisal POC. Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111723	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Reverification of mortgage is inconsistent with original VOM		Borrower has provided letter of explanation for his housing history. Borrower is living rent free on this property.				Reviewer Comment (2025-01-23): Document provided, D263. Cleared. Reviewer Comment (2025-01-17): Comp factor are still insufficient to allow we to downgrade and waive exception Seller Comment (2025-01-06): (Rate Lock) Comps updated on exception please review Reviewer Comment (2024-12-29): Comp factors still insufficient to clear exception. Seller Comment (2024-12-17): (Rate Lock) Exception updated with compensating factors Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111723	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV is greater than the guideline max of 75% for a loan less than XXXX.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 month housing history over 36 months prior. The DSCR of 1.189 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-17): Comp factor are still insufficient to allow we to downgrade and waive exception Seller Comment (2025-01-06): (Rate Lock) Comps updated on exception please review Reviewer Comment (2024-12-29): Comp factors still insufficient to clear exception. Seller Comment (2024-12-17): (Rate Lock) Exception updated with compensating factors Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111723	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV is greater than the guideline max of 75% for a loan less than XXXX.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 month housing history over 36 months prior. The DSCR of 1.189 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-17): Comp factor are still insufficient to allow we to downgrade and waive exception Seller Comment (2025-01-06): (Rate Lock) Comps updated on exception please review Reviewer Comment (2024-12-29): Comp factors still insufficient to clear exception. Seller Comment (2024-12-17): (Rate Lock) Exception updated with compensating factors Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111723	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free but has ownership in other properties.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 month housing history over 36 months prior. The DSCR of 1.189 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-17): Comp factor are still insufficient to allow we to downgrade and waive exception Seller Comment (2025-01-06): (Rate Lock) Comps updated on exception please review Reviewer Comment (2024-12-29): Comp factors still insufficient to clear exception. Seller Comment (2024-12-17): (Rate Lock) Exception updated with compensating factors Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111792	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2025-01-06): Received Business Purpose Certificate document. Verified and updated details. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111793	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X24X30 housing history	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111794	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.88 does not meet guideline requirement of 1.00	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Investor experience met with multiple properties	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-14): (Rate Lock) updated exception with CFs provided Reviewer Comment (2025-01-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111794	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The name on insurance declaration page does not match vesting. It doesn't reflect LLC as required per guidelines.				Reviewer Comment (2025-01-27): Names on Dec Page. Seller Comment (2025-01-27): (Rate Lock) Please refer to the additional portion that has the vesting name listed. This is acceptable Reviewer Comment (2025-01-23): Insured name on hazard policy needs to be XXXX as that is how title is held on Security Instrument. Seller Comment (2025-01-13): (Rate Lock) HOI reflects under additional insured the LLC in which the property is vested. This is sufficient.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111780	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum for a first time investor of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	ID	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111780	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	ID	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111842	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Lender Exception within the loan file to close in the name of the Borrower's single member LLC without a Operating Agreement or Article of Organization. There is an Article of Formation provided to confirm the single member LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0x30x24 housing history.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111842	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Lender Exception within the loan file to close in the name of the Borrower's single member LLC without a Operating Agreement or Article of Organization. There is an Article of Formation provided to confirm the single member LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. 0x30x24 housing history.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111821	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is acting as their own realtor and realtor credit was added from their commission.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines as required by guidelines. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111821	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a non warrantable condo. The budget does not reflect reserves and the master policy excludes ordinance or law and inflation guard as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines as required by guidelines. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111637	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-20): Inspection after disaster. Seller Comment (2024-12-16): (Rate Lock) The appraiser commented in the Supplemental Addendum attached to the report (page 8 of the attached PDF) that there was no impact on the property - also okay to waive and downgrade to EV2 if needed	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111637	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of number of shares the borrower controls.				Reviewer Comment (2024-12-20): Share amount provided. Seller Comment (2024-12-16): (Rate Lock) See attached addendum to XXXX controls 100% of the shares	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111775	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requesting exception to go to Rate 6.125%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Low loan amount	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111753	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a XXXX which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111753	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2x30x24 mortgage lates reflected on credit which exceeds guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111722	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Subject Property has 2 additional detached units.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111722	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan will be using the rental Income from the Additional Detached Unit in addition to the main unit, to support the DSCR.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111843	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 housing history.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111843	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 housing history.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111843	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 1.0 required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 housing history.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111666	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		115% of market rent was used for qualification with less than 2 months evidence of rent receipt as required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	0x30x18 month housing history. LTV 5% under guideline maximum. FICO is 39 points higher than guideline minimum.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MO	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111768	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided	Reviewer Comment (2025-01-24): Exception cleared.

Seller Comment (2025-01-15): (Rate Lock) This is not valid. A SSN can be used for a sole proprietorship, and per the W9 that was used as. Per guidelines it states 'W9/EIN' which the W9 was used without the EIN. Please clear or escalate this.

Reviewer Comment (2025-01-14): Employer Identification Number(EIN) is required for LLC. Exception remains.

Seller Comment (2025-01-10): (Rate Lock) EIN is not required as borrower operates as a sole proprietorship.

Reviewer Comment (2025-01-06): Provided document is Form w-9 reflecting SSN number for guarantor. Required EIN document for 163 LLC. Exception remains.

Seller Comment (2025-01-02): (Rate Lock) Guidelines state "EIN/W9 required" and W9 provided

Reviewer Comment (2024-12-30): Employer Identification Number (EIN) is not provided. Exception Remains.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111622	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-17): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-12-11): (Rate Lock) Appraiser commented on page 13 of the attached appraisal PDF (under Supplemental Addendum) that no damage to the property was noted at the time of inspection on XXXX. Okay to waive and downgrade to EV2 if needed.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NC	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111645	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111645	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a condo and the investor concentration is over 60% and SEO over 25% which exceeds guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Borrower's Experience/Track Record. The borrower has: 20 Years of Experience.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111748	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is acting as their own real estate agent and using commission for down payment/closing costs. Amount exceeds XXXX limits. Total credit is $XXXX and max allowable is $XXXX	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	DSCR > than the guideline requirement by at least .50.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IL	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111748	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.		The 1004D reflects "no" if all improvements have been completed.				Reviewer Comment (2025-01-07): Secondary Appraisal was As-Is. Reviewer Comment (2024-12-26): Appraisal effective date is XXXX and 442 inspection date is XXXX. Require 442 inspection after original appraisal. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111748	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-07): Comments on 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111776	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 for a first time investor.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111827	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-13): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111827	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) of 1.00 for a first time investor as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24, Mortgage history for over 10 years.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	GA	Investment	Purchase		C	B	C	B			C	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX		Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free, letter from homeowner provided in file.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have a full 12 months history of managing investment properties.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.33 is less than Guideline PITIA months reserves of 9.00.	Minimum reserve requirements were not met, guidelines do not allow Cryptocurrency to be used for Reserves.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 1	Borrower does not meet minimum tradeline requirement. Borrower has 1 revolving credit card with 80 months history.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111829	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet continuity of obligation requirement (subject was recently deeded to borrower's LLC, borrower is not on subject mtg).	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111766	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 70% LTV	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111747	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00 for a first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111763	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	DE	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111749	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Required DSCR is 1.00 and verified DSCR was .99. Gross rents $XXXX and PITIA $XXXX. HOIA dues of $XXXX/month not included in origination DSCR calculations.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	0X30X24 housing history	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors. Seller Comment (2024-12-30): (Rate Lock) Exception approved for DSCR of .99 - ext #XXXX please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	IL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111749	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	0X30X24 housing history	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	IL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111788	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is 0.70, when the minimum is 1.00 for a first time investor.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111822	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property was listed for sale on XXXX and removed on XXXX, listed on XXXX and removed XXXX Per the Guidelines, the subject property cannot be listed for sale by the current owner within 6 months from the date of the loan application on XXXX	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111667	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-01-02): Closing statement provided, exception cleared. Seller Comment (2024-12-27): Please see attached final signed HUD 1 this is a business purpose loan no CD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111667	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-01-02): Final 1003 provided, exception cleared. Seller Comment (2024-12-27): See attached final 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111667	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural properties ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	730 > 700 required.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111667	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mortgage lates exceed Guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	730 > 700 required.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111824	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00 for a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111824	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a short term rental and the loan file does not document a 12 month rental history as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111796	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ration of 076 does not meet Guideline Debt Service Coverage Ration 1.00	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111796	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111796	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111758	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirement. Guidelines require 3 reporting for 12 months, 2 for 24 months or 1 36 month installment/mortgage account.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111758	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The operating agreement for the LLC that the title was vested in at origination is missing from the loan file.				Reviewer Comment (2025-01-10): Articles of Organization were in the file reflecting the borrower and a second party as the only members. Both members signed the quit claim deed at closing to change vesting to borrower as an individual. Reviewer Comment (2025-01-06): Required Operating Agreement for XXXX Exception Remains. Seller Comment (2025-01-02): (Rate Lock) Loan was quit claimed at closing into individual name	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111758	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.90 is < the required DSCR of 1.00 for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111784	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of .85 does not meet minimum requirement of 1.00	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 20 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111785	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR is 1.00 and the Borrowers calculated DSCR is .75.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111846	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The calculated DSCR is .939 and the required DSCR for the loan program is 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	VA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111846	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-26): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	VA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111745	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111839	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1.25% of property value was used to estimate property taxes.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111839	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1007 market rent was used for qualification and no lease to calculate the DSCR ratio and loan is a refinance. Subject has recently completed full renovation/rebuilt from foundation and not leased yet.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111844	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower does not meet minimum required DSCR of 1.00 as required by guidelines for a cash out refinance with LTV of 70%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111668	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural properties ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X132 housing history.	XXXX	Reviewer Comment (2024-12-31): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111777	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 0	The Borrower does not meet the tradeline requirements. The Borrower has one tradeline that meets the tradeline requirement. All other accounts are either has activity greater than 24 months old or has less than 12 months of activity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111832	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Funds from Business Account / Account NumberXXXX	Loan Approval reflects account XXXX being used for assets. Sixty day asset verification required. Only one month provided.				Reviewer Comment (2025-01-06): Source of funds provided. New account with $0.00 prior balance. Seller Comment (2024-12-27): (Rate Lock) The XXXX account #XXXX was opened in XXXX, and the beginning balance in the XXXX statement reflects $0.00. There is only one month of history available for this account.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NH	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111783	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-arms length transaction bail out transaction. Seller is form XXXX of XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111783	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111783	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Earnest money is a loan to the sellers from the Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111853	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.						Reviewer Comment (2024-12-31): Subject is a detached condo. Seller Comment (2024-12-24): (Rate Lock) The subject property is a detached condo, so there's no CPM. We also have a HOA's email confirmation verifying that the subject condo project is not a condotel. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111853	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2024-12-31): Final CD provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111853	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-12-31): Subject is a detached condo. Seller Comment (2024-12-24): (Rate Lock) The subject property is a detached condo, so there's no XXXX. We also have a HOA's email confirmation verifying that the subject condo project is not a condotel. Please see attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111790	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo is not warrantable. Master policy is not fully insurable. It insures up to policy limits.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111828	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested an exception which was approved for DSCR score below 1.00 at 0.748 with compensating factors credit score above 20 points, 24 months housing history and 6 months reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111840	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The signed and dated credit application is missing from the loan file.				Reviewer Comment (2025-01-10): Provided and signed. Cleared. Seller Comment (2025-01-03): (Rate Lock) Please see attached signed loan application	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111854	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Corporate Resolution for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2025-01-14): Documents provided. Cleared. Seller Comment (2025-01-07): (Rate Lock) See attached LLC Borrowing Authorization	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111854	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2025-01-14): Documents provided. Cleared. Seller Comment (2025-01-07): (Rate Lock) See attached operating agreement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111854	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		The state issued Article of Organization for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2025-01-14): Documents provided. Cleared. Seller Comment (2025-01-07): (Rate Lock) See attached Certificate of Formation for Delaware	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111854	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are 48 units in the subject complex 31.25% are owner occupied and the remaining units on questionnaire are marked not tracked so unable to verify investor concentration.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	DE	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111858	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The OFAC Search for the Borrowing Entity is missing from the loan file.				Reviewer Comment (2025-01-14): Search provided. Seller Comment (2025-01-09): (Rate Lock) Please see attached OFAC search for the borrowing entity	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	VA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111837	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Market rent from short term rental comparable schedule was used for qualifying purposes guidelines require market rent provided by appraiser must be based on long term basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record 3 + years. 0x30x108 month housing history.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111852	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV for cash out refinance with 720 credit score and loan amount of XXXX is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.26 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-01-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111852	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum LTV for cash out refinance with 720 credit score and loan amount of XXXX is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.26 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-01-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111825	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.69 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower does not meet minimum DSCR of 1 for a short term rental and a first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-13): (Rate Lock) Additional comps added to exception please review Reviewer Comment (2025-01-10): Please provide additional compelling compensating factors for consideration to downgrade/waive exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111825	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Borrower is a FTHB and first-time investor, not permitted by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-13): (Rate Lock) Additional comps added to exception please review Reviewer Comment (2025-01-10): Please provide additional compelling compensating factors for consideration to downgrade/waive exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111825	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a condo in a leasehold estate which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-13): (Rate Lock) Additional comps added to exception please review Reviewer Comment (2025-01-10): Please provide additional compelling compensating factors for consideration to downgrade/waive exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111857	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower does not meet minimum required DSCR of 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350111860	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The background check reflects the Borrower has been convicted of felonies charges of XXXX possession, guidelines require all red flags to be addressed.				Reviewer Comment (2025-01-23): Red Flag addressed. Seller Comment (2025-01-23): (Rate Lock) See attached LOE from underwriter	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	WI	Investment	Refinance - Cash-out - Other		A	A	A	A			A	A		N/A	No
XXXX	XXXX	4350111845	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Need clarification on lender exception for .90 DSCR. Verified gross rents is XXXX (comparable rent schedule and no lease agreement in file) and PITIA is $XXXX. Verified calculated DSCR is 1.12.				Reviewer Comment (2025-01-26): Per client cancel lender exception as no longer needed. Seller Comment (2025-01-17): (Rate Lock) Please cancel this exception, it is no longer needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350111656	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required on all properties and there is no evidence of this insurance in the file. The 1008 indicates the rent loss coverage was settled through cash out proceeds, however the guides do not address this.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 56.37 Guideline Requirement: 9.00 Guidelines Representative FICO: 680 Representative FICO: 737	XXXX	Reviewer Comment (2024-11-27): Client elects to waive with compensating factors. Buyer Comment (2024-11-27): Requested and received exception, from XXXX, to rent loss insurance condition. See attached exception request and email approval.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350111596	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX. // Account Type: XXXX/403(b) Account / Account Number: XXXX	Require two months consecutive asset statement for XXXX XXXX Plan to meet funds required for closing/reserves. File only contains one monthly statement.				Reviewer Comment (2024-11-01): Received two months consecutive asset statement for XXXX XXXX Plan to meet funds required for closing/reserves. Exception Cleared Buyer Comment (2024-10-30): Sept Bank statement Reviewer Comment (2024-10-30): As per Maxed V6 Guidelines Page 21 of 37 state two months asset statement requirement. exception remains. Buyer Comment (2024-10-28): comment from lender attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111596	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-10-18): Original appraisal and delivery provided. Buyer Comment (2024-10-17): Appraisal delivery Buyer Comment (2024-10-17): Original appraisal report	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	KY	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111596	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Missing tax certificate for subject property.				Reviewer Comment (2024-10-18): Tax cert provided. Buyer Comment (2024-10-18): tax	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111598	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-10-28): Original Appraisal Received. Exception Cleared Buyer Comment (2024-10-25): Original appraisal	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	TN	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111598	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2024-11-11): Received updated HOI policy with Rent loss coverage amount. Exception Cldared Buyer Comment (2024-11-07): updated insurance adding rent loss. Reviewer Comment (2024-10-31): Received change Request form for adding Rent loss amount in policy, however require Confirmation from insurance company or policy confirms Rent loss has been added. Exception Remains Buyer Comment (2024-10-29): rent loss insurance adde	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111598	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Absence of Business Purpose Certificate and/or Non-Owner Occupancy Declaration and/or UW Business Purpose Analysis and thus casts doubt on the business purpose of the loan.		Business Purpose Certificate is missing				Reviewer Comment (2024-10-31): Received Signed Business purpose certificate. Exception Cleared Buyer Comment (2024-10-29): business purpose cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111598	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary Residence XXXX is missing the XXXX payment for the 1st lien				Reviewer Comment (2024-10-31): Credit Report and credit supplement shows 1st lien and 2nd lien paid off thru 09/24. Exception cleared Buyer Comment (2024-10-29): Per Lender : per the u/w the XXXX where it shows the 1st Mtg is updated through XXXX which means the XXXX payment has been made and account is current through XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111597	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Calculation Worksheet is missing in file. DSCR final number noted but calculation was not provided.				Reviewer Comment (2024-11-07): 1008 with DSCR calculation provided. Exception cleared Buyer Comment (2024-11-05): Per Lender : see notes on 1008 for calculation D0160	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111597	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.				Reviewer Comment (2024-11-06): Loan Estimate in file with appraisal verbiage on page 3. Exception Cleared Buyer Comment (2024-11-04): LE in file contains disclosure. - Please cancel condition. D0220	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111804	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Worksheet was not provided.				Reviewer Comment (2024-11-25): Received 1008 with DSCR calculation. exception cleared. Buyer Comment (2024-11-22): 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	NY	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111804	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX	Missing Permanent Resident Alien card.				Reviewer Comment (2024-11-25): Received PRA card. exception cleared. Buyer Comment (2024-11-22): Permanent Resident Alien card - front & back	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111808	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is missing for the business XXXX				Reviewer Comment (2024-11-25): Received guarantor agreement. exception cleared. Buyer Comment (2024-11-22): see attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	IL	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111808	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For refinances, a current lease must be supported with two most recent bank statements showing consecutive rental payments. Missing evidence of monthly rent $XXXX per lease.				Reviewer Comment (2024-11-27): Received Bank Statement reflecting withdrawal of rent and deposit from XXXX. exception cleared. Buyer Comment (2024-11-23): see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111801	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX Bank, N.A // Account Type: Funds from Business Account / Account Number: XXXX	As per Guide, Bank Statement most recent two (2) months including all pages is required. However additional 1 month statement is missing for XXXX Account # XXXX.				Reviewer Comment (2024-11-21): Received XXXX and XXXX month statement. exception cleared Buyer Comment (2024-11-19): XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111801	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Calculation worksheet is missing in file.				Reviewer Comment (2024-11-21): received DSCR calculation doc. Exception cleared Buyer Comment (2024-11-19): DSCR Calc	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	FL	Investment	Purchase		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111801	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Buyer and Seller signed Purchase and sales contract is missing in file.				Reviewer Comment (2024-11-21): Received Purchase Agreement. Exception cleared Buyer Comment (2024-11-19): Purch contract	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	FL	Investment	Purchase		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111801	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	PDI report available in file. Date of inspection is XXXX and the Disaster end date is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-11-15): PDI completed prior to disaster end date. No damage is present.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal Report was provided XXXX which is the same day as closing, not prior to three (3) business days prior to consummation. With out waiver.				Reviewer Comment (2024-12-04): Waiver provided. Buyer Comment (2024-12-03): Borrower waiver for timing.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes. XXXX analysis was not performed. MS				Reviewer Comment (2024-11-25): Received CDA. Exception cleared. Buyer Comment (2024-11-22): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Final CD date issued on XXXX which is after the disbursement date XXXX. CD reflects XXXX closing date.				Buyer Comment (2024-12-09): Grade B condition acknowledged as non-material based on Lenders LOE. Reviewer Comment (2024-12-09): Received Incomplete CD dated XXXX. If Changes were require post disbursement date it would be Consider as PCCD and not Final CD. Exception Remains Buyer Comment (2024-12-05): LOX Buyer Comment (2024-12-05): Final seller CD Buyer Comment (2024-12-05): Seller C D	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Worksheet is required and was not provided.				Reviewer Comment (2024-12-04): Calc provided on the 1008. Buyer Comment (2024-12-04): 1008	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal reflects the Zoning is Legal Non-Conforming and the Description is Commercial zoning. Guides do not address zoning only refer to Commercial, Confirm acceptability.				Reviewer Comment (2024-11-25): Permit allows multi-family units. Buyer Comment (2024-11-22): permit reflecting all 3 units residential	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111815	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing evidence of XXXX payment for XXXX				Reviewer Comment (2024-11-25): Aug payment provided. Buyer Comment (2024-11-22): XXXX pmt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Purchase		D	B	D	A	B	B	D	A		N/A	No
XXXX	XXXX	4350111806	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-11-26): Received Original Appraisal report. Exception Cleared Buyer Comment (2024-11-22): Appraisal report	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111806	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Require verification of mortgage payment due for XXXX with XXXX#XXXX for primary residence XXXX.				Reviewer Comment (2024-11-27): Received mortgage statement verifying XXXX payment cleared. exception cleared. Buyer Comment (2024-11-23): Mortgage Statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111806	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing two most recent bank statements showing consecutive rental payments for Lease Agreement provided.				Reviewer Comment (2024-12-02): Received 2 months rent receipt for the month of XXXX. Exception Cleared Buyer Comment (2024-11-29): Checks	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111802	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The 1003 shows XXXX with a balance of $XXXX The statement provided ending on XXXX has a balance of $XXXX.				Reviewer Comment (2024-11-26): Received XXXX with Balance of $XXXX to meet Cash to close and reserve Requirement.(Excluded XXXX (more than 5% of Loan amount) Large deposit). Exception Cleared Buyer Comment (2024-11-22): Bank statement uploaded	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111802	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Insufficient funds for Reserves.	Guidelines require $XXXX of reserves, and verified reserves are $0.00.	The 1003 shows XXXX with a balance of $XXXX. The statement provided ending on XXXX has a balance of $XXXX				Reviewer Comment (2024-11-26): XXXX with Balance of $XXXX to meet Cash to close and reserve Requirement.(Excluded XXXX (more than 5% of Loan amount) Large deposit). Exception Cleared Buyer Comment (2024-11-22): Bank statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111802	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	The 1003 shows XXXX with a balance of $XXXX. The statement provided ending on XXXX has a balance of $XXXX				Reviewer Comment (2024-11-26): Received XXXX with Balance of $XXXX to meet Cash to close and reserve Requirement.(Excluded XXXX (more than 5% of Loan amount) Large deposit). Exception Cleared Buyer Comment (2024-11-22): Bank statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111802	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR calculation worksheet is required. DSCR Calculation is $XXXX / $XXXX = 1.43. 1008 reflects 1.33 but the actual calculation was not provided.				Reviewer Comment (2024-11-26): Received DCSR worksheet with correct DSCR ratio of 1.43 along with updated 1008. Exception cleared Buyer Comment (2024-11-22): DSCR calc	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	NJ	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111817	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2024-12-03): Received Rent Loss Insurance details on an updated HOI document. Exception Cleared. Buyer Comment (2024-12-02): Rent Loss Reviewer Comment (2024-11-27): Received same HOI Policy which shows Fair Rental income as included, however no months or Amount provided. Please provide confirmation that Additional living expenses reported in HOI policy is for Rent loss coverage. Exception Remains Buyer Comment (2024-11-26): HOI	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111816	XXXX	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal update was not provided. LOE from Contractor regarding no mold in the house was provided in file				Reviewer Comment (2024-12-11): Received from 442 along wit Contractor Letter confirm no Cosmetic mold issue. Exception cleared Buyer Comment (2024-12-10): 1004D Reviewer Comment (2024-11-27): As per appraiser comment subject requires some cosmetic repairs or mold issue must be performed by licensed contractor to assure improvement does not have a mold issue. require 442 form to be completed by appraiser. exception remains. Buyer Comment (2024-11-23): **Pages 2 & 9 Attached* Please see highlighted notes from Appraisal - Subject to Contractor results - no final inspection needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Investment	Purchase		C	A	A	A	A	A	C	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Require Closing Protection Letter				Reviewer Comment (2024-12-06): Received CPL. Exception Cleared. Buyer Comment (2024-12-04): CPL	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Require supporting tax certification that matches annual tax amount of $XXXX per CD over verified tax amount of $XXXX				Reviewer Comment (2024-12-13): This is due to rounding and within tolerance. Cleared. Reviewer Comment (2024-12-06): Lender used Monthly amount of $XXXX where as per documentation it is $XXXX. Require updated Closing disclosure and 1003 wit Change in tax amount to $XXXX Exception Remains Buyer Comment (2024-12-04): tax	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Require verification of mortgage due XXXX with XXXX", paid within months due.				Reviewer Comment (2024-12-16): Credit supplement provided. Current account, no lates. Buyer Comment (2024-12-14): credit supp	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.27 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Require updated DSCR calculation worksheet detailing the DSCR calculation. Subject PITI per worksheet $XXXX, but per investor calculated PITI is $XXXX. DSCR differs				Reviewer Comment (2024-12-13): Updated DSCR Calculation worksheet received confirm DSCR ratio 1.27. Exception Cleared Buyer Comment (2024-12-13): Per lender : here is the revised DSCR please clear condition thanks XXXX Buyer Comment (2024-12-13): Per lender: here is the credit supplement please clear condition. thanks XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require final 1003 updated with correct borrower SSN XXXX. credit report pulled with borrower SSN XXXX.				Reviewer Comment (2024-12-06): Received updated 1003 with correction in SSN number to XXXX. Exception Cleared Buyer Comment (2024-12-04): 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111809	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Require Lease Agreement copy for the subject property. Property is tenant occupied. A current lease must be supported with two most recent bank statements showing consecutive rental payment.				Reviewer Comment (2024-12-13): Received Lease agreement and Lease extension without any Expiration date, however most recent Rental deposit confirms lease is still active. Exception Cleared Buyer Comment (2024-12-13): Per Lender : here is the lease agreement for subject property and the bank statements showing the $XXXX payments please clear condition. XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111818	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Insufficient assets to meet reserve requirements.	Reviewer Comment (2024-11-22): Three months required. Re-reviewed to Max DSCR guides.

Buyer Comment (2024-11-21): Loan will be moving to XXXX.  Exception provided for reserves.

Reviewer Comment (2024-11-05): Invoice and evidence borrower PCB the 700 appraisal provided. As to the insurance. If allowed to use funds to meet reserves would be sufficient; however, those funds were paid from non-borrowing spouse XXXX account. These is deemed a gift and guides do not allow gift on investment property. Calculated reserves are 5.28 vs 6 required.

Buyer Comment (2024-11-04): Bank statement that was provided in the original doc package shows the $XXXX was paid by card ending in XXXX

Buyer Comment (2024-11-04): Per lender : Bank statement that was provided in the original doc package shows the $XXXX was paid by card ending in XXXX.

Reviewer Comment (2024-11-01): Proof of POCB for insurance received, however Still missing evidence borrower paid Appraisal fee as Credit card ending with XXXX not reported in Credit report. Exception Remain

Buyer Comment (2024-10-30): Please see attached UW write up and proof of HOI payment.

Buyer Comment (2024-10-30): See attached

Reviewer Comment (2024-09-25): Insurance Amount paid via credit Card however no Credit card number listed to verify that Credit Card belongs to Borrower and That Credit tradeline is active in Credit report. Additionally For Appraisal Invoice Credit card ending with 5268 not reported in Credit report. Exception Remains

Buyer Comment (2024-09-24): Appraisal invoice

Buyer Comment (2024-09-24): Appraisal and HOI paid receipts attached.

Reviewer Comment (2024-09-23): Per Guideline Cash to close is tested with Cash to close  + EMD + POCB (if any). Total Asset Requirement including reserve is $XXXX and available asset (including EMD) is $XXXX. Provide POCB invoice to confirm Fees are paid from Borrower account's only. Exception Remains

Buyer Comment (2024-09-19): Per Lender : Why are you including the EMD and the Closing Costs paid before closing? The EMD cleared XXXX. We provided that information.

Reviewer Comment (2024-09-18): Received additional bank statements which we already have in file and used for reserves. Calculation of Reserves. Cash to close:- $XXXX + EMD Deposit:- $XXXX+Closing Cost paid before closing:- $XXXX=XXXX. Total Assets Verified:- $XXXX
Total Required:- $XXXX Still required $XXXX.
Closing Cost paid before closing will be added in cash to close requirement. Exception Remains

Buyer Comment (2024-09-17): Please review attached bank statements.

Reviewer Comment (2024-09-13): Received EMD withdrawal proof. however total calculated cash from borrower is $XXXX ( Closing Cost paid before closing  + Reserves $XXXX. still falling short of funds. exception remains.

Buyer Comment (2024-09-12): The EMD Cleared onXXXX

Reviewer Comment (2024-09-11): Received UW calculation for cash to close. however system still reflecting short of funds as EMD excluded from reserves . exception remains.

Buyer Comment (2024-09-09): Final CD

Buyer Comment (2024-09-09): Please see attached UW write up
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111811	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-12-09): Received Original Appraisal Report. Exception Cleared Buyer Comment (2024-12-06): Appraisal	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	NJ	Investment	Purchase		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111811	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Require updated DSCR Calculation worksheet as Incorrect PITIA used for DSCR calculation in provided 1008				Reviewer Comment (2024-12-13): Received corrected DSCR Calculation. Exception Cleared Buyer Comment (2024-12-12): 1008 with DSCR calc	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	NJ	Investment	Purchase		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	4350111810	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement document is missing.				Reviewer Comment (2024-12-12): Received Guarantor Agreement. Exception Cleared Buyer Comment (2024-12-12): XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	NC	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111810	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Rider document is missing.				Reviewer Comment (2024-12-12): Received Business Rider. Exception Cleared Buyer Comment (2024-12-12): rider	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111810	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM XXXX Disaster Declaration Date: XXXX	PDI provided for XXXX with 1004.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-05): Property inspected post declaration date with no issues but prior to declaration end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111810	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Two most recent bank statements showing consecutive rental payments are required. Income statement in file for rent appears to be from a management company that collects rent for borrower. Still missing evidence borrower business deposited the 2 months rent from each unit.				Reviewer Comment (2024-12-11): Received Two most recent bank statements showing consecutive rental payments are required. Exception Cleared Buyer Comment (2024-12-10): Statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A		N/A	No
XXXX	XXXX	4350111812	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	General	Guideline	DSCR does not meet guideline requirements.		Require DSCR income worksheet as DSCR varies. calculated DSCR $XXXX / $XXXX = 1.1045 per review vs approved 1.12				Reviewer Comment (2024-12-27): Not required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111812	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require current XXXX most recent bank statements XXXX rental payment.				Reviewer Comment (2024-12-27): Spoke to XXXX and we do not need the XXXX statement due to XXXX payment within 90 days.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111812	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence borrower has unfettered access to the business assets used to qualify in checking #XXXX				Reviewer Comment (2024-12-27): Business assets were not required. Updated the usability to $0.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111813	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: Benefits For You // Account Type: XXXX/403(b) Account / Account Number: XXXX	Financial Institution: XXXX // Account Type: XXXX/403(b) Account / Account Number: XXXX: Asset Document date is more than 90 days prior to the Note date or notary date.				Reviewer Comment (2024-12-27): Asset is not being used.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111813	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing for the business account ending with XXXX				Reviewer Comment (2024-12-27): Business assets were not required. Updated the usability to $0.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111807	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	For refinances, a current lease must be supported with two most recent bank statements showing consecutive rental payments. Management statement noted but still need evidence received by borrower into bank account,.	Reviewer Comment (2024-12-19): Rental payment for XXXX payment have been verified through rental statement prepared by XXXX XXXX. exception cleared.

Buyer Comment (2024-12-18): Lender's comment: Loan funded XXXX – We would not have the record of the Dec payment. Lender is requiring the Nov 24 and Dec 24 payment We provided the required two months. From the mgmt. company ledger the tenant pays the 6th or 7th of the month. If you cannot clear, please escalate to someone on your management team. Thank you.

Reviewer Comment (2024-12-16): Received renewal lease agreement starting XXXX with rental payment of XXXX however rental deposit for the month XXXX not provided. exception remains.

Buyer Comment (2024-12-13): Lease
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	4350111814	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.83 is less than Guideline PITIA months reserves of 3.00.	Calculated PITIA months reserves of 2.83 is less than Guideline PITIA months reserves of 3.00.				Reviewer Comment (2024-12-30): POC B amount of $615 used for closing. reserves met. exception cleared. Buyer Comment (2024-12-27): Per Lender: Borrower has $XXXX in assets. The cash to close was $XXXX. The borrower has $XXXX in reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	4350111814	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per guidelines, require a DSCR Calculation Worksheet detailing DSCR calculation.				Reviewer Comment (2024-12-30): DSCR calculation worksheet received. exception cleared Buyer Comment (2024-12-27): DSCR	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	NY	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	4350111814	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Loan Rider is missing in file.				Reviewer Comment (2024-12-30): business loan rider received. exception cleared. Buyer Comment (2024-12-27): Rider	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	4350111814	XXXX	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state						Buyer Comment (2024-12-11): Acknowledged non material	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No